UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Semi-annual report for the six months ended June 30, 2018

Invest with a stable,
long-term approach.

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2018:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–4.60%	1.35%	2.56%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated March 1, 2018.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Sharply rising bond yields and the return of volatility made for a particularly challenging climate for fixed income during the first half of The Bond Fund of America’s fiscal year. For the six-month period that ended June 30, 2018, the fund declined by 1.60%.

By way of comparison, the unmanaged Bloomberg Barclays U.S. Aggregate Index — a measure of the investment-grade (BBB/Baa and above) bond market — lost 1.62%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, was down 1.67%. The fund’s results versus these benchmarks over longer periods are shown in the chart below.

As yields rise, dividend income should benefit. During the period, the fund paid dividends totaling about 13 cents per share. For investors, this amounted to an income return of 1.04% with dividends reinvested, and 1.03% if taken in cash.

Bond market overview

Bond prices fell during the six-month period as rising inflation and expectations of tighter monetary policy led investors to anticipate higher interest rates. Rising bond yields were seen across the Treasury curve, especially in shorter maturities. Two-year Treasury yields rose 63 basis points to 2.52%, reaching the highest point in a decade in June. The note’s yield bottomed out at 0.16% in 2011. Although the benchmark 10-year

Results at a glance

For periods ended June 30, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years	Lifetime (since 5/28/74)

The Bond Fund of America (Class A shares)	–1.60%	–0.91%	1.54%	2.13%	2.95%	7.43%
Bloomberg Barclays U.S. Aggregate Index*	–1.62	–0.40	1.72	2.27	3.72	7.41
Lipper Core Bond Funds Average†	–1.67	–0.52	1.60	2.14	3.67	7.25

*	Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/ Credit Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

The Bond Fund of America	1

Treasury yield rose less dramatically during the quarter, it briefly drifted above 3% for the first time in four years. The strong U.S. economy led the Federal Reserve to increase short-term interest rates twice over the period and forecast two more hikes this year.

Corporate credit lost some steam, as the spread between corporate bond yields and Treasury yields widened 30 basis points to 123 basis points. Consequently, corporates recorded a 3.3% loss. Corporate issuance in 2018 has been quieter than 2017, down nearly 10% year to date. The first half’s biggest bond sale was CVS Health’s $40 billion offering to help finance its $69 billion acquisition of health insurer Aetna.

Global bonds experienced declines similar to those felt by U.S. fixed income. Treasury Inflation-Protected Securities, Treasury securities linked to the Consumer Price Index (CPI), held up relatively better, ending the period with flat returns as inflation expectations increased. CPI hit 2.9% year over year in June, the highest rate in more than six years. Core CPI, which removes often-volatile food and energy prices from the inflation calculation, has also risen, ending the quarter at 2.2% year over year.

Inside the portfolio

The fund maintained its strategy of investing in high-quality fixed income, consisting predominantly of U.S. Treasuries, corporate bonds and mortgage-backed securities. Over the period, managers increased the fund’s holdings of Treasury securities and reduced cash balances. The fund maintained a similar weighting in corporate bond exposure, as managers see a cautious approach as more appropriate than taking on additional credit exposure.

Managers added duration, a measure of interest rate risk, believing it more likely that rates decline from current levels than rise sharply. They see particular value in the five-year part of the curve, where rates have risen more dramatically compared to longer maturity notes.

However, those relatively larger increases in shorter term rates led the fund’s curve positioning to detract from relative results. Managers were positioned, instead, for longer term rates to rise more than shorter term rates, based on the belief that we are in the later stages of the economic cycle. They maintain that conviction, as this positioning appears even more attractive given how rates have moved. To manage duration and curve positioning, the fund held both cash bonds and derivatives, such as interest rate swaps and futures. The fund primarily used these derivatives to shift interest rate exposure away from long maturities and toward intermediate maturities.

Managers maintain a position in Treasury Inflation-Protected Securities, as they believe inflation expectations will rise further and because it provides protection if inflation increases much more than anticipated. This position was a positive contributor to results relative to the fund’s benchmark during the period. Managers have reduced holdings in commercial mortgage-backed securities, sensing that the real estate cycle may be nearing its end.

2	The Bond Fund of America

Looking ahead

The U.S. economy remains strong, with estimates suggesting second-quarter annualized growth could exceed 4%. The unemployment rate is extremely low, ending the first half of 2018 at 4%; monthly job growth has averaged 215,000 over the same period. Business confidence is also high, with smaller companies expressing near-record levels of optimism.

Amid this positive backdrop, however, several uncertainties persist. Trade tensions could continue to shake markets until new agreements are reached. As the removal of historically unprecedented levels of monetary stimulus ramps up through the Fed’s balance sheet reduction, financial conditions may weaken and cause credit to cheapen as spreads widen.

Still, if no major economic setbacks occur, managers expect the current expansion to continue well into next year, due in part to momentum from the impact of U.S. tax cuts and increased fiscal spending. Much of this optimism has already been priced into bond markets, however, so managers will be extremely selective when looking for value.

With some equity volatility having returned to markets, we believe it’s a very important time to own a fund like The Bond Fund of America, which seeks to provide stability and balance to a broader investment portfolio by providing a low correlation to stocks. We remain committed to providing our shareholders with as high a level of current income as is consistent with the preservation of capital.

We appreciate your support and look forward to reporting to you again in six months.

John H. Smet
President

August 13, 2018

The fund’s 30-day yield for Class A shares as of July 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.69%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.95%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The Bond Fund of America	3

Summary investment portfolio June 30, 2018	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	38.84%
AAA/Aaa	23.72
AA/Aa	3.37
A/A	11.93
BBB/Baa	15.40
Below investment grade	3.91
Unrated	.10
Short-term securities & other assets less liabilities	2.73

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 97.24%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 38.81%
U.S. Treasury 35.45%
U.S. Treasury 1.25% 2018	$155,000	$154,619
U.S. Treasury 1.375% 2019	420,000	417,640
U.S. Treasury 1.50% 2019	270,000	268,707
U.S. Treasury 1.50% 2019	202,800	201,989
U.S. Treasury 1.625% 2019	412,200	410,221
U.S. Treasury 1.625% 2020[1]	237,000	232,566
U.S. Treasury 1.875% 2022	585,000	567,561
U.S. Treasury 1.875% 2022	404,200	390,643
U.S. Treasury 2.00% 2022	509,550	494,625
U.S. Treasury 2.00% 2022	220,460	213,932
U.S. Treasury 2.125% 2022	624,080	608,210
U.S. Treasury 1.50% 2023[1]	417,860	395,463
U.S. Treasury 2.625% 2023	288,978	287,475

4	The Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$300,000	$300,264
U.S. Treasury 2.75% 2023	271,158	271,318
U.S. Treasury 2.00% 2024	342,114	327,352
U.S. Treasury 2.00% 2024	180,000	172,091
U.S. Treasury 2.125% 2024	675,950	649,561
U.S. Treasury 2.25% 2024	172,750	167,084
U.S. Treasury 2.75% 2025[1]	974,493	970,634
U.S. Treasury 2.875% 2025	349,441	350,661
U.S. Treasury 2.875% 2025	305,175	306,200
U.S. Treasury 2.25% 2027	227,686	216,238
U.S. Treasury 2.875% 2028	346,780	347,213
U.S. Treasury 2.50% 2046[1]	180,555	163,823
U.S. Treasury 3.00% 2048	719,365	720,178
U.S. Treasury 1.13%–3.13% 2019–2048	3,928,425	3,839,711
		13,445,979

U.S. Treasury inflation-protected securities 3.33%
U.S. Treasury Inflation-Protected Security 0.50% 2028[2]	379,406	315,289
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	189,858	185,379
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,2]	317,386	317,167
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2048[2]	463,748	443,173
		1,261,008

Federal agency bonds & notes 0.03%
Other securities		9,967

Total U.S. Treasury bonds & notes		14,716,954

Corporate bonds & notes 30.16%
Financials 8.85%
Other securities		3,356,542

Health care 5.31%
Teva Pharmaceutical Finance Company BV 2.80% 2023	215,888	186,621
Teva Pharmaceutical Finance Company BV 2.20%–6.75% 2021–2046	308,973	261,853
Other securities		1,566,962
		2,015,436

Energy 3.69%
Other securities		1,397,524

Consumer discretionary 2.98%
Other securities		1,130,188

Utilities 2.93%
Other securities		1,111,908

Consumer staples 2.59%
Other securities		983,989

Other 3.81%
Other securities		1,443,046

Total corporate bonds & notes		11,438,633

The Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 19.43%
Federal agency mortgage-backed obligations 18.58%
Fannie Mae 3.50% 2047[3]	$159,227	$158,773
Fannie Mae 4.00% 2048[3,4]	425,865	433,550
Fannie Mae 4.00% 2048[3,4]	180,896	184,422
Fannie Mae 4.50% 2048[3,4]	584,281	607,344
Fannie Mae 4.50% 2048[3,4]	531,628	551,782
Fannie Mae 4.50% 2048[3]	243,972	255,663
Fannie Mae 4.50% 2048[3]	179,015	187,579
Fannie Mae 0%–9.57% 2023–2048[3,4,5]	1,482,834	1,506,891
Freddie Mac 4.50% 2048[3,4]	389,601	404,769
Freddie Mac 0%–7.50% 2019–2049[3,4,5]	879,282	895,615
Government National Mortgage Assn. 3.50% 2048[3,4]	157,000	157,564
Government National Mortgage Assn. 4.00% 2048[3,4]	345,488	354,038
Government National Mortgage Assn. 4.00% 2048[3,4]	266,912	273,121
Government National Mortgage Assn. 4.50% 2048[3,4]	247,121	256,470
Government National Mortgage Assn. 4.50% 2048[3,4]	186,254	193,621
Government National Mortgage Assn. 2.50%–6.64% 2028–2065[3,5]	173,837	174,093
Other securities		452,958
		7,048,253

Other 0.85%
Other securities		319,067

Total mortgage-backed obligations		7,367,320

Asset-backed obligations 4.76%
Citibank Credit Card Issuance Trust 1.75%–1.80% 2021[3]	98,417	97,079
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[3]	345,946	343,979
Other securities		1,365,372
		1,806,430

Bonds & notes of governments & government agencies outside the U.S. 2.69%
Other securities		1,019,324

Municipals 1.39%
Illinois 0.84%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[3]	168,425	159,657
Other securities		157,987
		317,644

Other 0.55%
Other securities		211,072

Total municipals		528,716

Total bonds, notes & other debt instruments (cost: $37,402,238,000)		36,877,377

Preferred securities 0.01%
Financials 0.01%
Other securities		4,219

Total preferred securities (cost: $5,820,000)		4,219

6	The Bond Fund of America

Common stocks 0.02%	Principal amount (000)	Value (000)
Other 0.02%
Other securities		$7,194

Total common stocks (cost: $17,277,000)		7,194

Short-term securities 13.10%
ExxonMobil Corp. 1.89%–2.02% due 7/16/2018–9/21/2018	$165,300	164,927
Fannie Mae 1.84% due 7/30/2018	50,000	49,931
Federal Home Loan Bank 1.79%–1.95% due 7/18/2018–10/5/2018	1,645,500	1,642,202
Freddie Mac 1.78%–1.82% due 7/18/2018–8/3/2018	150,000	149,806
Société Générale 1.79% due 7/2/2018[6]	264,700	264,660
U.S. Treasury Bills 1.55%–2.00% due 7/5/2018–11/15/2018	2,238,100	2,232,353
Other securities		464,861

Total short-term securities (cost: $4,968,424,000)		4,968,740
Total investment securities 110.37% (cost: $42,393,759,000)		41,857,530
Other assets less liabilities (10.37)%		(3,932,439)

Net assets 100.00%		$37,925,091

The Bond Fund of America	7

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $47,376,000, which represented .12% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $6,468,000, an aggregate cost of $14,744,000, and which represented .02% of the net assets of the fund) were acquired from 9/26/2013-8/31/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2018[8] (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
30 Day Federal Funds Futures	Long	1,200	April 2019	$500,040	$488,089	$ (27)
90 Day Euro Dollar Futures	Long	5	December 2018	1,250	1,217	— [9]
90 Day Euro Dollar Futures	Long	400	June 2019	100,000	97,145	(491)
90 Day Euro Dollar Futures	Long	3,100	March 2021	775,000	751,983	382
2 Year U.S. Treasury Note Futures	Long	41,874	October 2018	8,374,800	8,870,091	(1,661)
5 Year Euro-Bobl Futures	Short	121	September 2018	(12,100)	(18,676)	(98)
5 Year U.S. Treasury Note Futures	Long	118,634	October 2018	11,863,400	13,478,862	65,263
10 Year Euro-Bund Futures	Long	262	September 2018	26,200	49,734	36
10 Year U.S. Treasury Note Futures	Long	12,989	September 2018	1,298,900	1,561,115	4,005
10 Year Ultra U.S. Treasury Note Futures	Short	1,505	September 2018	(150,500)	(192,993)	(1,110)
20 Year U.S. Treasury Bond Futures	Short	36	September 2018	(3,600)	(5,220)	(47)
30 Year Euro-Buxl Futures	Short	84	September 2018	(8,400)	(17,431)	(245)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,394	September 2018	139,400	222,430	1,609
						$ 67,616

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
USD20,764	SEK183,100	Goldman Sachs	7/9/2018	$ 306
USD3,645	BRL13,000	JPMorgan Chase	7/9/2018	295
USD1,235	MXN23,000	JPMorgan Chase	7/9/2018	79
MXN47,480	USD2,374	Goldman Sachs	7/9/2018	13
USD48,250	EUR41,300	Goldman Sachs	7/9/2018	(14)
JPY4,598,769	USD42,092	Goldman Sachs	7/9/2018	(528)
USD98,594	JPY10,770,000	JPMorgan Chase	7/10/2018	1,246
USD12,517	CAD16,275	JPMorgan Chase	7/10/2018	134
USD21,970	EUR18,700	Citibank	7/10/2018	115
USD10,660	JPY1,170,000	JPMorgan Chase	7/10/2018	85

8	The Bond Fund of America

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
USD498	GBP370	Citibank	7/10/2018	$ 9
USD2,092	MXN42,821	Citibank	7/10/2018	(61)
USD13,003	MXN265,000	JPMorgan Chase	7/10/2018	(316)
CAD80,847	USD62,666	Goldman Sachs	7/10/2018	(1,156)
USD3,292	GBP2,450	Bank of America, N.A.	7/11/2018	57
USD18,023	BRL64,300	JPMorgan Chase	7/12/2018	1,459
USD79,648	INR5,367,850	JPMorgan Chase	7/12/2018	1,422
USD22,045	ZAR291,000	Goldman Sachs	7/12/2018	866
USD15,469	EUR13,125	JPMorgan Chase	7/12/2018	127
USD5,316	SGD7,100	Goldman Sachs	7/12/2018	103
CLP16,700,000	USD26,559	Bank of America, N.A.	7/12/2018	(999)
USD40,711	EUR34,500	JPMorgan Chase	7/16/2018	371
MXN100,200	USD4,838	Citibank	7/16/2018	193
USD14,731	GBP11,050	Bank of America, N.A.	7/18/2018	135
GBP2,750	USD3,618	Bank of New York Mellon	7/18/2018	15
GBP2,800	USD3,686	Bank of New York Mellon	7/18/2018	13
GBP2,800	USD3,698	JPMorgan Chase	7/18/2018	1
GBP2,700	USD3,566	Bank of New York Mellon	7/18/2018	1
AUD34,186	USD25,754	Morgan Stanley	7/18/2018	(453)
USD25,876	COP74,782,000	Citibank	7/19/2018	387
USD1,671	KRW1,800,000	Citibank	7/19/2018	55
USD7,276	INR499,350	Citibank	7/24/2018	10
EUR21,585	GBP18,925	Bank of New York Mellon	7/25/2018	249
USD14,447	SGD19,600	Citibank	7/25/2018	55
CAD5,432	USD4,084	JPMorgan Chase	7/25/2018	49
USD262	EUR225	JPMorgan Chase	7/25/2018	(1)
USD84	TRY405	Bank of America, N.A.	7/25/2018	(3)
USD9,211	AUD12,476	Bank of America, N.A.	7/25/2018	(23)
JPY816,191	USD7,433	Bank of America, N.A.	7/25/2018	(48)
GBP18,719	EUR21,350	Bank of New York Mellon	7/25/2018	(246)
USD49,884	MXN1,021,600	Goldman Sachs	7/25/2018	(1,341)
USD3,194	AUD4,300	Bank of America, N.A.	7/26/2018	11
USD29,984	EUR25,550	Citibank	7/27/2018	84
JPY2,318,000	USD21,064	Goldman Sachs	7/30/2018	(83)
USD23,841	GBP18,100	Goldman Sachs	7/31/2018	(82)
JPY3,381,918	USD30,698	Bank of New York Mellon	7/31/2018	(84)
USD26,865	EUR23,100	Goldman Sachs	7/31/2018	(176)
USD21,006	KRW23,375,000	JPMorgan Chase	8/3/2018	13
BRL14,250	USD3,687	JPMorgan Chase	8/3/2018	(25)
USD2,098	INR140,000	Citibank	9/24/2018	76
USD1,781	EUR1,405	Citibank	3/6/2019	106
USD1,171	EUR915	Goldman Sachs	3/8/2019	80
USD1,240	EUR980	Goldman Sachs	3/8/2019	72
USD1,206	EUR950	JPMorgan Chase	3/15/2019	73
USD1,347	EUR1,060	Goldman Sachs	4/12/2019	79
				$ 2,805

The Bond Fund of America	9

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.2975%	3-month Canada BA	7/5/2018	C$	1,278,409	$(50)	$—	$ (50)
1.38%	3-month Canada BA	7/13/2018		800,000	(70)	—	(70)
1.39%	3-month Canada BA	7/13/2018		825,000	(70)	—	(70)
1.54375%	3-month Canada BA	9/1/2018		697,500	(167)	—	(167)
1.7475%	3-month Canada BA	9/11/2018		1,200,000	35	—	35
1.76625%	3-month Canada BA	9/25/2018		208,000	11	—	11
1.9475%	U.S. EFFR	9/26/2018		$16,840,000	295	—	295
1.7725%	3-month Canada BA	9/26/2018	C$	207,000	13	—	13
1.892%	U.S. EFFR	9/26/2018		$392,200	(27)	—	(27)
1.901%	U.S. EFFR	9/26/2018		670,000	(36)	—	(36)
1.882%	U.S. EFFR	9/26/2018		780,200	(65)	—	(65)
1.8975%	U.S. EFFR	9/26/2018		2,053,000	(123)	—	(123)
1.8935%	U.S. EFFR	9/26/2018		2,675,100	(177)	—	(177)
1.865%	U.S. EFFR	9/26/2018		2,007,300	(221)	—	(221)
1.745%	3-month Canada BA	9/27/2018	C$	800,000	11	—	11
1.725%	3-month Canada BA	9/28/2018		800,000	(227)	—	(227)
7.48%	28-day MXN-TIIE	1/11/2019	MXN	3,460,000	(702)	—	(702)
7.46%	28-day MXN-TIIE	1/24/2019		1,960,000	(430)	—	(430)
7.195%	28-day MXN-TIIE	4/15/2019		1,090,000	(447)	—	(447)
U.S. EFFR	2.385%	5/1/2019		$11,826,975	(660)	—	(660)
7.51%	28-day MXN-TIIE	5/30/2019	MXN	1,550,000	(515)	—	(515)
1.337%	U.S. EFFR	6/8/2019		$118,000	(944)	—	(944)
1.367%	U.S. EFFR	6/12/2019		59,000	(460)	—	(460)
1.37%	U.S. EFFR	6/14/2019		59,000	(462)	—	(462)
1.962%	3-month Canada BA	6/27/2019	C$	532,000	(296)	—	(296)
U.S. EFFR	2.335%	9/19/2019		$200,000	5	—	5
U.S. EFFR	2.358%	9/19/2019		300,000	(60)	—	(60)
1.615%	U.S. EFFR	11/2/2019		230,000	(1,867)	—	(1,867)
1.9185%	3-month USD-LIBOR	11/29/2019		75,000	(811)	—	(811)
1.963%	3-month USD-LIBOR	12/5/2019		60,000	(621)	—	(621)
3-month USD-LIBOR	2.107%	1/4/2020		110,000	1,006	—	1,006
1.905%	U.S. EFFR	1/11/2020		1,225,000	(7,062)	—	(7,062)
(0.223)%	EONIA	2/1/2020		€262,500	554	—	554
(0.122)%	6-month EURIBOR	2/1/2020		261,900	468	—	468
(0.2305)%	EONIA	2/2/2020		517,500	1,018	—	1,018
2.32475%	3-month USD-LIBOR	2/9/2020		$300,000	(1,987)	—	(1,987)
3-month USD-LIBOR	2.36%	2/13/2020		300,000	1,829	—	1,829
2.013%	U.S. EFFR	2/13/2020		1,075,000	(5,158)	—	(5,158)
U.S. EFFR	2.19%	3/29/2020		1,025,100	2,898	—	2,898
U.S. EFFR	2.2025%	3/29/2020		1,105,300	2,888	—	2,888
U.S. EFFR	2.165%	4/3/2020		1,210,800	4,026	—	4,026
2.55%	3-month USD-LIBOR	4/3/2020		931,400	(3,386)	—	(3,386)
U.S. EFFR	2.174%	4/4/2020		1,771,420	5,692	—	5,692
2.5725%	3-month USD-LIBOR	4/4/2020		1,676,373	(5,513)	—	(5,513)
U.S. EFFR	2.19%	4/6/2020		1,172,400	3,447	—	3,447
2.599%	3-month USD-LIBOR	4/6/2020		788,200	(2,234)	—	(2,234)
3-month USD-LIBOR	2.761%	4/27/2020		783,000	144	—	144
7.14%	28-day MXN-TIIE	4/29/2020	MXN	2,118,400	(1,856)	—	(1,856)
3-month USD-LIBOR	2.75%	4/30/2020		$552,800	215	—	215
3-month USD-LIBOR	2.746%	5/1/2020		789,800	371	—	371
3-month USD-LIBOR	2.7515%	5/3/2020		784,900	317	—	317

10	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
7.84%	28-day MXN-TIIE	5/8/2020	MXN	954,155	$(254)	$—	$ (254)
7.87%	28-day MXN-TIIE	5/8/2020		1,749,845	(420)	—	(420)
6.78%	28-day MXN-TIIE	7/6/2020		1,008,770	(1,282)	—	(1,282)
2.201%	3-month USD-LIBOR	1/4/2021		$75,000	(1,162)	—	(1,162)
3-month USD-LIBOR	2.624%	3/8/2021		770,000	4,404	—	4,404
3-month USD-LIBOR	2.1892%	8/13/2021		50,000	1,015	—	1,015
3-month USD-LIBOR	1.217%	9/22/2021		44,000	2,248	—	2,248
3-month USD-LIBOR	1.225%	9/22/2021		44,000	2,237	—	2,237
3-month USD-LIBOR	1.2255%	9/23/2021		478,500	24,344	—	24,344
3-month USD-LIBOR	1.25%	9/23/2021		430,000	21,551	—	21,551
3-month USD-LIBOR	1.225%	9/23/2021		346,500	17,633	—	17,633
3-month USD-LIBOR	1.2796%	10/11/2021		345,000	17,247	—	17,247
3-month USD-LIBOR	1.883%	11/30/2021		115,000	3,716	—	3,716
1.967%	3-month USD-LIBOR	1/26/2022		50,000	(1,548)	—	(1,548)
6.99%	28-day MXN-TIIE	6/17/2022	MXN	655,000	(1,038)	—	(1,038)
3-month USD-LIBOR	1.948%	7/28/2022		$630,000	22,503	—	22,503
2.80%	3-month USD-LIBOR	9/2/2022		785,000	(2,151)	—	(2,151)
2.009%	3-month USD-LIBOR	10/4/2022		272,000	(9,490)	—	(9,490)
3-month USD-LIBOR	2.138%	10/31/2022		103,000	3,111	—	3,111
2.1045%	3-month USD-LIBOR	10/31/2022		110,000	(3,473)	—	(3,473)
2.7435%	3-month USD-LIBOR	2/16/2023		224,000	(1,344)	—	(1,344)
2.7365%	3-month USD-LIBOR	2/20/2023		222,000	(1,403)	—	(1,403)
3-month USD-LIBOR	2.733%	3/8/2023		775,000	4,938	—	4,938
3-month USD-LIBOR	2.7454%	3/8/2023		725,000	4,224	—	4,224
3-month USD-LIBOR	2.749%	4/6/2023		180,900	1,060	—	1,060
3-month USD-LIBOR	2.8865%	4/23/2023		265,000	(74)	—	(74)
3-month USD-LIBOR	2.9415%	5/14/2023		65,000	(181)	—	(181)
2.5815%	U.S. EFFR	5/25/2023		459,000	1,692	—	1,692
3-month USD-LIBOR	2.7245%	5/31/2023		75,000	537	—	537
1.615%	3-month USD-LIBOR	8/18/2023		270,000	(6,249)	—	(6,249)
2.186%	3-month USD-LIBOR	10/4/2023		130,000	(4,376)	—	(4,376)
2.031%	3-month USD-LIBOR	1/17/2024		80,000	(3,520)	—	(3,520)
2.296%	3-month USD-LIBOR	3/21/2024		125,000	(3,901)	—	(3,901)
3-month USD-LIBOR	2.12813%	10/3/2024		238,000	10,426	—	10,426
3-month USD-LIBOR	2.4595%	1/12/2025		132,100	3,420	—	3,420
3-month USD-LIBOR	2.585%	1/26/2025		184,500	3,411	—	3,411
3-month USD-LIBOR	2.588%	1/26/2025		86,000	1,574	—	1,574
2.768%	3-month USD-LIBOR	1/29/2025		230,000	(604)	—	(604)
2.561%	3-month USD-LIBOR	1/29/2025		134,800	(2,680)	—	(2,680)
3-month USD-LIBOR	2.72%	2/8/2025		200,000	2,098	—	2,098
2.722%	3-month USD-LIBOR	2/9/2025		207,000	(2,149)	—	(2,149)
3-month USD-LIBOR	2.7895%	2/12/2025		50,000	314	—	314
6-month JPY-LIBOR	0.5327%	3/4/2025		¥6,100,000	(1,363)	—	(1,363)
2.8775%	3-month USD-LIBOR	3/23/2025		$162,300	(132)	—	(132)
2.59%	3-month USD-LIBOR	3/27/2025		130,000	(2,045)	—	(2,045)
2.524%	3-month USD-LIBOR	4/14/2025		123,000	(2,290)	—	(2,290)
2.2725%	3-month USD-LIBOR	6/8/2025		30,000	(889)	—	(889)
2.905%	3-month USD-LIBOR	6/21/2025		212,052	161	—	161
2.354%	3-month USD-LIBOR	9/25/2025		420,000	(10,763)	—	(10,763)
6-month JPY-LIBOR	0.46995%	11/17/2025		¥6,250,000	(1,174)	—	(1,174)
6-month JPY-LIBOR	0.3822%	1/15/2026		5,100,000	(656)	—	(656)

The Bond Fund of America	11

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
3-month USD-LIBOR	1.8855%	1/25/2026		$150,000	$10,427	$—	$ 10,427
2.738%	3-month USD-LIBOR	1/25/2026		24,000	(202)	—	(202)
6-month JPY-LIBOR	0.228%	2/8/2026		¥8,500,000	(189)	—	(189)
6-month JPY-LIBOR	0.20125%	2/18/2026		8,240,000	(28)	—	(28)
0.1223%	6-month JPY-LIBOR	5/11/2026		2,000,000	(118)	—	(118)
0.1173%	6-month JPY-LIBOR	5/13/2026		1,000,000	(63)	—	(63)
0.10855%	6-month JPY-LIBOR	5/16/2026		2,000,000	(139)	—	(139)
0.0188%	6-month JPY-LIBOR	6/16/2026		1,000,000	(137)	—	(137)
(0.00395)%	6-month JPY-LIBOR	6/17/2026		2,000,000	(306)	—	(306)
28-day MXN-TIIE	8.07%	1/1/2027	MXN	910,000	(267)	—	(267)
0.22855%	6-month JPY-LIBOR	1/12/2027		¥7,700,000	(5)	—	(5)
28-day MXN-TIIE	8.135%	1/14/2027	MXN	515,000	(260)	—	(260)
2.4805%	3-month USD-LIBOR	3/21/2027		$125,000	(4,173)	—	(4,173)
2.3335%	3-month USD-LIBOR	3/29/2027		112,000	(5,035)	—	(5,035)
2.333%	3-month USD-LIBOR	3/29/2027		150,000	(6,749)	—	(6,749)
28-day MXN-TIIE	7.47%	4/5/2027	MXN	290,000	496	—	496
3-month USD-LIBOR	2.2225%	4/19/2027		$47,000	2,539	—	2,539
0.8153%	6-month EURIBOR	4/28/2027		€69,000	435	—	435
3-month SEK-STIBOR	1.125%	4/28/2027	SKr	665,000	(854)	—	(854)
3-month USD-LIBOR	2.293%	5/3/2027		$54,000	2,632	—	2,632
28-day MXN-TIIE	7.625%	5/20/2027	MXN	410,000	504	—	504
3-month USD-LIBOR	2.2935%	7/17/2027		$70,000	3,492	—	3,492
0.8518%	6-month EURIBOR	8/21/2027		€31,000	208	—	208
3-month SEK-STIBOR	1.215%	8/21/2027	SKr	300,000	(554)	—	(554)
3-month USD-LIBOR	2.388%	10/31/2027		$200,000	8,725	—	8,725
3-month USD-LIBOR	2.399%	10/31/2027		3,000	128	—	128
2.415%	3-month USD-LIBOR	10/31/2027		45,000	(1,863)	—	(1,863)
U.S. EFFR	2.045%	11/2/2027		21,000	820	—	820
U.S. EFFR	2.042%	11/2/2027		20,000	786	—	786
3-month USD-LIBOR	2.31934%	11/17/2027		138,500	6,886	—	6,886
3-month USD-LIBOR	2.31613%	11/17/2027		129,500	6,473	—	6,473
28-day MXN-TIIE	7.865%	12/8/2027	MXN	560,000	295	—	295
28-day MXN-TIIE	7.93%	12/9/2027		565,000	170	—	170
3-month USD-LIBOR	2.446%	1/8/2028		$42,000	1,676	—	1,676
2.925%	3-month USD-LIBOR	2/1/2028		71,100	(111)	—	(111)
2.91%	3-month USD-LIBOR	2/1/2028		88,800	(194)	—	(194)
2.908%	3-month USD-LIBOR	2/1/2028		88,900	(202)	—	(202)
2.92%	3-month USD-LIBOR	2/2/2028		67,200	(119)	—	(119)
3-month USD-LIBOR	2.91%	2/22/2028		31,000	31	—	31
3-month USD-LIBOR	2.891%	3/9/2028		45,000	115	—	115
U.S. EFFR	2.5065%	3/22/2028		203,000	283	—	283
U.S. EFFR	2.535%	3/23/2028		156,100	(167)	—	(167)
U.S. EFFR	2.471%	3/27/2028		190,100	854	—	854
U.S. EFFR	2.4575%	3/29/2028		224,497	1,274	—	1,274
U.S. EFFR	2.424%	3/30/2028		189,960	1,630	—	1,630
U.S. EFFR	2.412%	4/5/2028		86,343	835	—	835
1.561%	6-month GBP-LIBOR	6/21/2028		£101,680	473	—	473
6-month GBP-LIBOR	1.5282%	6/29/2028		24,000	—	—	—
6-month GBP-LIBOR	1.5262%	6/29/2028		24,000	—	—	—
6-month GBP-LIBOR	1.5272%	6/29/2028		24,000	—	—	—
6-month GBP-LIBOR	1.5302%	6/29/2028		24,000	—	—	—

12	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
3-month USD-LIBOR	2.413%	10/4/2028	$61,000	$2,829	$—	$ 2,829
3-month USD-LIBOR	2.7315%	3/27/2030	30,000	626	—	626
3-month USD-LIBOR	2.679%	4/14/2030	65,500	1,655	—	1,655
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(327)	—	(327)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	8,635	—	8,635
3-month USD-LIBOR	1.87%	8/18/2031	57,000	5,145	—	5,145
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	530	—	530
2.523%	3-month USD-LIBOR	12/8/2035	5,000	(307)	—	(307)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	(160)	—	(160)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	171	—	171
3-month USD-LIBOR	2.963%	2/1/2038	53,100	168	—	168
3-month USD-LIBOR	2.986%	2/1/2038	43,100	69	—	69
3-month USD-LIBOR	2.967%	2/2/2038	41,500	120	—	120
2.987%	3-month USD-LIBOR	2/7/2038	37,000	149	—	149
3.193%	3-month USD-LIBOR	5/21/2038	45,000	1,635	—	1,635
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	2,298	—	2,298
3-month USD-LIBOR	2.516%	10/20/2045	42,000	3,489	—	3,489
3-month USD-LIBOR	2.525%	10/20/2045	28,000	2,277	—	2,277
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	3,202	—	3,202
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	8,907	—	8,907
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	957	—	957
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	746	—	746
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	3,081	—	3,081
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	1,567	—	1,567
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	(260)	—	(260)
3-month USD-LIBOR	2.537%	10/4/2047	19,500	1,588	—	1,588
U.S. EFFR	2.166%	10/23/2047	55,000	3,383	—	3,383
2.60%	3-month USD-LIBOR	11/3/2047	23,500	(1,612)	—	(1,612)
U.S. EFFR	2.172%	11/8/2047	30,000	1,808	—	1,808
U.S. EFFR	2.145%	11/9/2047	33,500	2,208	—	2,208
U.S. EFFR	2.153%	11/10/2047	33,500	2,151	—	2,151
U.S. EFFR	2.155%	11/10/2047	18,850	1,203	—	1,203
U.S. EFFR	2.17%	11/13/2047	34,150	2,073	—	2,073
3-month USD-LIBOR	2.78875%	1/23/2048	140,000	4,142	—	4,142
3-month USD-LIBOR	2.816%	1/23/2048	29,900	716	—	716
U.S. EFFR	2.5635%	2/12/2048	135,836	(2,896)	—	(2,896)
2.98%	3-month USD-LIBOR	3/15/2048	8,400	86	—	86
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	56	—	56
U.S. EFFR	2.4615%	3/15/2048	8,400	1	—	1
U.S. EFFR	2.485%	3/15/2048	8,400	(40)	—	(40)
U.S. EFFR	2.425%	3/16/2048	16,700	131	—	131
2.917%	3-month USD-LIBOR	3/16/2048	16,700	(47)	—	(47)
U.S. EFFR	2.508%	3/22/2048	10,000	(96)	—	(96)
U.S. EFFR	2.505%	3/22/2048	14,700	(131)	—	(131)
U.S. EFFR	2.51375%	3/22/2048	16,300	(176)	—	(176)
2.936%	3-month USD-LIBOR	3/27/2048	17,500	21	—	21
U.S. EFFR	2.484%	3/27/2048	16,075	(73)	—	(73)
3-month USD-LIBOR	2.848%	4/3/2048	65,000	1,119	—	1,119
3-month USD-LIBOR	2.8245%	4/4/2048	24,650	545	—	545
U.S. EFFR	2.40875%	4/13/2048	61,900	699	—	699
2.9075%	3-month USD-LIBOR	4/16/2048	13,500	(64)	—	(64)

The Bond Fund of America	13

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
U.S. EFFR	2.425%	4/17/2048	$5,000	$39	$—	$ 39
U.S. EFFR	2.43625%	4/19/2048	60,300	333	—	333
U.S. EFFR	2.437%	4/20/2048	12,000	64	—	64
3-month USD-LIBOR	3.0155%	5/9/2048	24,650	(439)	—	(439)
3-month USD-LIBOR	3.0745%	5/17/2048	27,000	(816)	—	(816)
U.S. EFFR	2.625%	5/25/2048	104,000	(3,557)	—	(3,557)
U.S. EFFR	2.445%	6/4/2048	31,400	118	—	118
					$—	$165,983

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
CDX.NA.HY.25	5.00%/Quarterly	12/20/2020	$31,680	$(2,066)	$(816)	$(1,250)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	84,600	(5,194)	(5,772)	578
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	379,450	(21,801)	(25,425)	3,624
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	1,110,285	(16,426)	(19,656)	3,230
					$(51,669)	$ 6,182

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $465,268,000, which represented 1.23% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,705,429,000, which represented 12.41% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

14	The Bond Fund of America

Key to abbreviations and symbols

AUD = Australian dollars

BA = Banker’s acceptances

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CLP = Chilean pesos

COP = Colombian pesos

EFFR = Effective Federal Funds Rate

EONIA = Euro Overnight Index Average

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

GBP/£ = British pounds

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

SEK = Swedish kronor

SGD = Singapore dollars

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

The Bond Fund of America	15

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $42,393,759)		$41,857,530
Cash		222,797
Cash denominated in currencies other than U.S. dollars (cost: $22,285)		22,399
Unrealized appreciation on open forward currency contracts		8,444
Receivables for:
Sales of investments	$4,397,528
Sales of fund’s shares	57,116
Closed forward currency contracts	958
Variation margin on futures contracts	22
Variation margin on swap contracts	11,406
Dividends and interest	231,679
Other	29	4,698,738
		46,809,908
Liabilities:
Unrealized depreciation on open forward currency contracts		5,639
Payables for:
Purchases of investments	8,806,881
Repurchases of fund’s shares	39,364
Dividends on fund’s shares	1,772
Closed forward currency contracts	453
Investment advisory services	5,998
Services provided by related parties	8,135
Trustees’ deferred compensation	797
Variation margin on futures contracts	4,554
Variation margin on swap contracts	10,057
Other	1,167	8,879,178
Net assets at June 30, 2018		$37,925,091

Net assets consist of:
Capital paid in on shares of beneficial interest		$38,881,916
Undistributed net investment income		40,699
Accumulated net realized loss		(703,584)
Net unrealized depreciation		(293,940)
Net assets at June 30, 2018		$37,925,091

See Notes to Financial Statements

16	The Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (3,023,275 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$19,471,112	1,552,179	$12.54
Class C	897,509	71,547	12.54
Class T	10	1	12.54
Class F-1	761,337	60,691	12.54
Class F-2	5,036,136	401,465	12.54
Class F-3	1,702,874	135,748	12.54
Class 529-A	1,022,095	81,478	12.54
Class 529-C	212,785	16,963	12.54
Class 529-E	45,449	3,623	12.54
Class 529-T	10	1	12.54
Class 529-F-1	94,005	7,494	12.54
Class R-1	31,561	2,516	12.54
Class R-2	419,863	33,470	12.54
Class R-2E	21,964	1,751	12.54
Class R-3	592,936	47,267	12.54
Class R-4	539,097	42,975	12.54
Class R-5E	3,897	311	12.54
Class R-5	169,908	13,545	12.54
Class R-6	6,902,543	550,250	12.54

See Notes to Financial Statements

The Bond Fund of America	17

Statement of operations	unaudited
for the six months ended June 30, 2018	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $213)	$548,487
Dividends	21	$548,508
Fees and expenses*:
Investment advisory services	35,701
Distribution services	36,351
Transfer agent services	19,476
Administrative services	5,530
Reports to shareholders	982
Registration statement and prospectus	852
Trustees’ compensation	132
Auditing and legal	19
Custodian	262
Other	597	99,902
Net investment income		448,606

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(356,931)
Futures contracts	(324,962)
Forward currency contracts	7,421
Swap contracts	4,200
Currency transactions	(206)	(670,478)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $440)	(644,986)
Futures contracts	109,373
Forward currency contracts	4,724
Swap contracts	134,105
Currency translations	(75)	(396,859)
Net realized loss and unrealized depreciation		(1,067,337)
Net decrease in net assets resulting from operations		$(618,731)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

18	The Bond Fund of America

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2018*	Year ended December 31, 2017
Operations:
Net investment income	$448,606	$670,926
Net realized (loss) gain	(670,478)	155,390
Net unrealized (depreciation) appreciation	(396,859)	230,533
Net (decrease) increase in net assets resulting from operations	(618,731)	1,056,849

Dividends paid or accrued to shareholders from net investment income	(416,150)	(646,297)

Net capital share transactions	1,420,076	5,165,256

Total increase in net assets	385,195	5,575,808

Net assets:
Beginning of period	37,539,896	31,964,088
End of period (including undistributed net investment income: $40,699 and $8,243, respectively)	$37,925,091	$37,539,896

*	Unaudited.

See Notes to Financial Statements

The Bond Fund of America	19

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

20	The Bond Fund of America

principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

The Bond Fund of America	21

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

22	The Bond Fund of America

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in

The Bond Fund of America	23

fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$14,716,954	$—	$14,716,954
Corporate bonds & notes	—	11,425,775	12,858	11,438,633
Mortgage-backed obligations	—	7,367,320	—	7,367,320
Asset-backed obligations	—	1,806,430	—	1,806,430
Bonds & notes of governments & government agencies outside the U.S.	—	1,019,324	—	1,019,324
Municipals	—	528,716	—	528,716
Preferred securities	—	4,219	—	4,219
Common stocks	—	680	6,514	7,194
Short-term securities	—	4,968,740	—	4,968,740
Total	$—	$41,838,158	$19,372	$41,857,530

24	The Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$71,295	$—	$—	$71,295
Unrealized appreciation on open forward currency contracts	—	8,444	—	8,444
Unrealized appreciation on interest rate swaps	—	302,034	—	302,034
Unrealized appreciation on credit default swaps	—	7,432	—	7,432
Liabilities:
Unrealized depreciation on futures contracts	(3,679)	—	—	(3,679)
Unrealized depreciation on open forward currency contracts	—	(5,639)	—	(5,639)
Unrealized depreciation on interest rate swaps	—	(136,051)	—	(136,051)
Unrealized depreciation on credit default swaps	—	(1,250)	—	(1,250)
Total	$67,616	$174,970	$—	$242,586

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

The Bond Fund of America	25

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the

26	The Bond Fund of America

market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

The Bond Fund of America	27

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the

28	The Bond Fund of America

contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $19,176,183,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $957,872,000.

The Bond Fund of America	29

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $97,469,379,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the

30	The Bond Fund of America

likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $1,359,975,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$71,295	Unrealized depreciation*	$3,679
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	8,444	Unrealized depreciation on open forward currency contracts	5,639
Forward currency	Currency	Receivables for closed forward currency contracts	958	Payables for closed forward currency contracts	453
Swaps	Interest	Unrealized appreciation*	302,034	Unrealized depreciation*	136,051
Swaps	Credit	Unrealized appreciation*	7,432	Unrealized depreciation*	1,250
			$390,564		$147,458

The Bond Fund of America	31

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(324,962)	Net unrealized appreciation on futures contracts	$109,373
Forward currency	Currency	Net realized gain on forward currency contracts	7,421	Net unrealized appreciation on forward currency contracts	4,724
Swaps	Interest	Net realized gain on swap contracts	6,059	Net unrealized appreciation on swap contracts	124,411
Swaps	Credit	Net realized loss on swap contracts	(1,859)	Net unrealized appreciation on swap contracts	9,694
			$(313,341)		$248,202

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

32	The Bond Fund of America

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2018, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$481	$(481)	$—	$—	$—
Bank of New York Mellon	277	(277)	—	—	—
Citibank	1,090	(447)	—	(643)	—
Goldman Sachs	1,519	(1,519)	—	—	—
JPMorgan Chase	6,035	(343)	(5,692)	—	—
Total	$9,402	$(3,067)	$(5,692)	$(643)	$—
Liabilities:
Bank of America, N.A.	$1,139	$(481)	$(351)	$—	$307
Bank of New York Mellon	331	(277)	—	—	54
Citibank	447	(447)	—	—	—
Goldman Sachs	3,380	(1,519)	(1,861)	—	—
JPMorgan Chase	343	(343)	—	—	—
Morgan Stanley	452	—	(401)	—	51
Total	$6,092	$(3,067)	$(2,613)	$—	$412

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

The Bond Fund of America	33

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$3,293
Post-October capital loss deferral*	(28,919)

*	This deferral is considered incurred in the subsequent year.

As of June 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$563,701
Gross unrealized depreciation on investments	(878,409)
Net unrealized depreciation on investments	(314,708)
Cost of investments	42,466,493

34	The Bond Fund of America

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2018		Year ended December 31, 2017
Class A	$207,269		$359,082
Class B1			28
Class C	6,368		12,006
Class T2	—	[3]	—	[3]
Class F-1	8,153		13,960
Class F-2	54,761		75,031
Class F-3[4]	27,161		23,564
Class 529-A	10,342		16,509
Class 529-B1			2
Class 529-C	1,421		3,098
Class 529-E	424		742
Class 529-T2	—	[3]	—	[3]
Class 529-F-1	1,037		1,625
Class R-1	217		392
Class R-2	2,949		5,194
Class R-2E	177		213
Class R-3	5,475		9,846
Class R-4	5,924		10,615
Class R-5E	34		5
Class R-5	2,059		3,531
Class R-6	82,379		110,854
Total	$416,150		$646,297

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of average daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly

The Bond Fund of America	35

gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2018, the investment advisory services fee was $35,701,000, which was equivalent to an annualized rate of 0.190% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2018, unreimbursed expenses subject to reimbursement totaled $885,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

36	The Bond Fund of America

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$24,286	$13,887		$971		Not applicable
Class C	4,738	687		237		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	973	588		195		Not applicable
Class F-2	Not applicable	1,723		1,133		Not applicable
Class F-3	Not applicable	146		549		Not applicable
Class 529-A	1,172	645		251		$331
Class 529-C	1,070	144		55		72
Class 529-E	112	14		11		15
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	56		23		30
Class R-1	159	19		8		Not applicable
Class R-2	1,597	747		107		Not applicable
Class R-2E	63	22		5		Not applicable
Class R-3	1,489	467		149		Not applicable
Class R-4	692	278		139		Not applicable
Class R-5E	Not applicable	2		1		Not applicable
Class R-5	Not applicable	44		42		Not applicable
Class R-6	Not applicable	7		1,654		Not applicable
Total class-specific expenses	$36,351	$19,476		$5,530		$448

*	Amount less than one thousand.

The Bond Fund of America	37

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $132,000 in the fund’s statement of operations reflects $116,000 in current fees (either paid in cash or deferred) and a net increase of $16,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2018.

38	The Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018

Class A	$1,554,351	123,092	$202,830		16,097		$(1,683,872)	(133,564)	$73,309	5,625
Class C	62,498	4,951	6,166		489		(184,838)	(14,655)	(116,174)	(9,215)
Class T	—	—	—		—		—	—	—	—
Class F-1	107,503	8,517	7,859		623		(133,485)	(10,600)	(18,123)	(1,460)
Class F-2	1,476,641	116,995	53,208		4,224		(443,076)	(35,167)	1,086,773	86,052
Class F-3	700,196	55,525	27,047		2,147		(1,026,678)	(81,823)	(299,435)	(24,151)
Class 529-A	102,653	8,133	10,280		816		(84,775)	(6,710)	28,158	2,239
Class 529-C	19,383	1,536	1,408		112		(33,636)	(2,664)	(12,845)	(1,016)
Class 529-E	3,496	277	421		33		(4,280)	(339)	(363)	(29)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	14,945	1,183	1,033		82		(7,094)	(562)	8,884	703
Class R-1	3,960	315	215		17		(5,356)	(425)	(1,181)	(93)
Class R-2	55,668	4,407	2,912		231		(82,619)	(6,529)	(24,039)	(1,891)
Class R-2E	5,722	453	176		14		(3,491)	(277)	2,407	190
Class R-3	85,762	6,777	5,419		430		(103,730)	(8,208)	(12,549)	(1,001)
Class R-4	71,950	5,694	5,885		467		(105,770)	(8,376)	(27,935)	(2,215)
Class R-5E	4,568	359	34		3		(717)	(57)	3,885	305
Class R-5	21,723	1,717	2,032		162		(25,065)	(1,980)	(1,310)	(101)
Class R-6	892,817	70,475	82,300		6,532		(244,503)	(19,376)	730,614	57,631
Total net increase (decrease)	$5,183,836	410,406	$409,225		32,479		$(4,172,985)	(331,312)	$1,420,076	111,573

See end of tables for footnotes.

The Bond Fund of America	39

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class A	$3,716,191	288,226	$350,810		27,195		$(3,817,190)	(296,487)	$249,811	18,934
Class B3	53	4	26		2		(19,802)	(1,552)	(19,723)	(1,546)
Class C	173,719	13,478	11,711		908		(436,937)	(33,941)	(251,507)	(19,555)
Class T4	10	1	—		—		—	—	10	1
Class F-1	266,481	20,691	13,521		1,048		(246,242)	(19,110)	33,760	2,629
Class F-2	2,635,024	204,559	73,033		5,662		(2,022,552)	(157,148)	685,505	53,073
Class F-3[5]	2,231,558	172,971	23,417		1,810		(192,573)	(14,882)	2,062,402	159,899
Class 529-A	250,511	19,420	16,431		1,274		(174,285)	(13,518)	92,657	7,176
Class 529-B3	14	1	2		1		(1,626)	(128)	(1,610)	(126)
Class 529-C	51,749	4,013	3,067		238		(148,883)	(11,547)	(94,067)	(7,296)
Class 529-E	8,360	648	738		58		(10,231)	(794)	(1,133)	(88)
Class 529-T4	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	24,785	1,922	1,618		125		(17,124)	(1,327)	9,279	720
Class R-1	6,390	496	388		30		(15,931)	(1,239)	(9,153)	(713)
Class R-2	121,010	9,397	5,126		397		(191,166)	(14,860)	(65,030)	(5,066)
Class R-2E	14,238	1,106	213		17		(3,740)	(290)	10,711	833
Class R-3	180,646	14,035	9,776		758		(227,907)	(17,700)	(37,485)	(2,907)
Class R-4	185,073	14,364	10,558		818		(176,479)	(13,699)	19,152	1,483
Class R-5E	559	44	4		—	[2]	(505)	(39)	58	5
Class R-5	65,279	5,069	3,498		271		(43,739)	(3,395)	25,038	1,945
Class R-6	3,060,072	237,069	110,791		8,583		(714,292)	(55,567)	2,456,571	190,085
Total net increase (decrease)	$12,991,732	1,007,515	$634,728		49,195		$(8,461,204)	(657,223)	$5,165,256	399,487

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

40	The Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $56,629,754,000 and $56,085,531,000, respectively, during the six months ended June 30, 2018.

The Bond Fund of America	41

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2018[4,5]	$12.89	$.14	$(.36)	$(.22)
12/31/2017	12.72	.25	.16	.41
12/31/2016	12.59	.23	.12	.35
12/31/2015	12.81	.23	(.20)	.03
12/31/2014	12.40	.27	.41	.68
12/31/2013	12.95	.26	(.52)	(.26)
Class C:
6/30/2018[4,5]	12.89	.09	(.36)	(.27)
12/31/2017	12.72	.15	.16	.31
12/31/2016	12.59	.12	.12	.24
12/31/2015	12.81	.13	(.20)	(.07)
12/31/2014	12.40	.17	.41	.58
12/31/2013	12.95	.16	(.52)	(.36)
Class T:
6/30/2018[4,5]	12.89	.16	(.36)	(.20)
12/31/2017[4,10]	12.81	.20	.07	.27
Class F-1:
6/30/2018[4,5]	12.89	.14	(.36)	(.22)
12/31/2017	12.72	.24	.16	.40
12/31/2016	12.59	.22	.12	.34
12/31/2015	12.81	.23	(.20)	.03
12/31/2014	12.40	.27	.41	.68
12/31/2013	12.95	.26	(.52)	(.26)
Class F-2:
6/30/2018[4,5]	12.89	.16	(.36)	(.20)
12/31/2017	12.72	.28	.16	.44
12/31/2016	12.59	.26	.12	.38
12/31/2015	12.81	.26	(.20)	.06
12/31/2014	12.40	.29	.43	.72
12/31/2013	12.95	.29	(.52)	(.23)
Class F-3:
6/30/2018[4,5]	12.89	.17	(.37)	(.20)
12/31/2017[4,11]	12.74	.27	.14	.41

42	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.13)	$12.54	(1.60)%[6]	$19,471		.61%[7]		.61%[7]		2.31%[7]
(.24)	12.89	3.21	19,939		.60		.60		1.91
(.22)	12.72	2.74	19,437		.61		.61		1.79
(.25)	12.59	.23	18,580		.60		.60		1.81
(.27)	12.81	5.53	18,691		.62		.62		2.11
(.29)	12.40	(1.99)	18,895		.61		.61		2.10

(.08)	12.54	(1.98)[6]	898		1.39	[7]	1.39	[7]	1.51	[7]
(.14)	12.89	2.40	1,041		1.40		1.40		1.11
(.11)	12.72	1.94	1,276		1.40		1.40		1.00
(.15)	12.59	(.56)	1,361		1.40		1.40		1.01
(.17)	12.81	4.71	1,502		1.41		1.41		1.33
(.19)	12.40	(2.76)	1,680		1.41		1.41		1.29

(.15)	12.54	(1.50)[6,8]	—	[9]	.40	[7,8]	.40	[7,8]	2.52	[7,8]
(.19)	12.89	2.15 [6,8]	—	[9]	.38	[7,8]	.38	[7,8]	2.15	[7,8]

(.13)	12.54	(1.62)[6]	761		.65	[7]	.65	[7]	2.26	[7]
(.23)	12.89	3.17	801		.65		.65		1.86
(.21)	12.72	2.71	757		.64		.64		1.76
(.25)	12.59	.21	673		.63		.63		1.78
(.27)	12.81	5.53	653		.62		.62		2.15
(.29)	12.40	(2.03)	961		.64		.64		2.06

(.15)	12.54	(1.47)[6]	5,036		.33	[7]	.33	[7]	2.59	[7]
(.27)	12.89	3.47	4,067		.35		.35		2.16
(.25)	12.72	3.00	3,338		.36		.36		2.03
(.28)	12.59	.47	1,521		.37		.37		2.05
(.31)	12.81	5.82	1,303		.35		.35		2.27
(.32)	12.40	(1.75)	467		.37		.37		2.36

(.15)	12.54	(1.44)[6]	1,703		.27	[7]	.27	[7]	2.65	[7]
(.26)	12.89	3.25 [6]	2,061		.26	[7]	.26	[7]	2.29	[7]

See end of table for footnotes.

The Bond Fund of America	43

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2018[4,5]	$12.89	$.14	$(.36)	$(.22)
12/31/2017	12.72	.24	.16	.40
12/31/2016	12.59	.22	.12	.34
12/31/2015	12.81	.22	(.20)	.02
12/31/2014	12.40	.26	.41	.67
12/31/2013	12.95	.25	(.52)	(.27)
Class 529-C:
6/30/2018[4,5]	12.89	.09	(.36)	(.27)
12/31/2017	12.72	.14	.16	.30
12/31/2016	12.59	.12	.12	.24
12/31/2015	12.81	.12	(.20)	(.08)
12/31/2014	12.40	.16	.41	.57
12/31/2013	12.95	.16	(.52)	(.36)
Class 529-E:
6/30/2018[4,5]	12.89	.13	(.36)	(.23)
12/31/2017	12.72	.21	.16	.37
12/31/2016	12.59	.19	.12	.31
12/31/2015	12.81	.19	(.20)	(.01)
12/31/2014	12.40	.23	.41	.64
12/31/2013	12.95	.22	(.52)	(.30)
Class 529-T:
6/30/2018[4,5]	12.89	.16	(.36)	(.20)
12/31/2017[4,10]	12.81	.20	.07	.27
Class 529-F-1:
6/30/2018[4,5]	12.89	.15	(.36)	(.21)
12/31/2017	12.72	.27	.16	.43
12/31/2016	12.59	.25	.12	.37
12/31/2015	12.81	.25	(.20)	.05
12/31/2014	12.40	.28	.42	.70
12/31/2013	12.95	.28	(.52)	(.24)
Class R-1:
6/30/2018[4,5]	12.89	.10	(.36)	(.26)
12/31/2017	12.72	.15	.16	.31
12/31/2016	12.59	.13	.12	.25
12/31/2015	12.81	.13	(.20)	(.07)
12/31/2014	12.40	.17	.42	.59
12/31/2013	12.95	.17	(.52)	(.35)

44	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.13)	$12.54	(1.64)%[6]	$1,022		.68%[7]		.68%[7]		2.23%[7]
(.23)	12.89	3.14	1,022		.68		.68		1.84
(.21)	12.72	2.66	917		.69		.69		1.71
(.24)	12.59	.13	898		.70		.70		1.71
(.26)	12.81	5.44	939		.71		.71		2.02
(.28)	12.40	(2.08)	947		.70		.70		2.01

(.08)	12.54	(2.00)[6]	213		1.43	[7]	1.43	[7]	1.48	[7]
(.13)	12.89	2.35	232		1.44		1.44		1.07
(.11)	12.72	1.88	322		1.45		1.45		.95
(.14)	12.59	(.63)	337		1.46		1.46		.95
(.16)	12.81	4.64	371		1.47		1.47		1.26
(.19)	12.40	(2.83)	388		1.48		1.48		1.24

(.12)	12.54	(1.73)[6]	45		.87	[7]	.87	[7]	2.04	[7]
(.20)	12.89	2.93	47		.88		.88		1.63
(.18)	12.72	2.45	48		.90		.90		1.50
(.21)	12.59	(.08)	48		.91		.91		1.50
(.23)	12.81	5.21	51		.93		.93		1.80
(.25)	12.40	(2.30)	52		.93		.93		1.79

(.15)	12.54	(1.51)[6,8]	—	[9]	.44	[7,8]	.44	[7,8]	2.49	[7,8]
(.19)	12.89	2.10 [6,8]	—	[9]	.45	[7,8]	.45	[7,8]	2.08	[7,8]

(.14)	12.54	(1.52)[6]	94		.44	[7]	.44	[7]	2.47	[7]
(.26)	12.89	3.37	88		.45		.45		2.06
(.24)	12.72	2.89	77		.46		.46		1.94
(.27)	12.59	.36	71		.47		.47		1.94
(.29)	12.81	5.68	66		.48		.48		2.24
(.31)	12.40	(1.86)	62		.48		.48		2.24

(.09)	12.54	(1.97)[6]	31		1.37	[7]	1.37	[7]	1.54	[7]
(.14)	12.89	2.43	34		1.37		1.37		1.14
(.12)	12.72	1.97	42		1.37		1.37		1.03
(.15)	12.59	(.53)	47		1.36		1.36		1.05
(.18)	12.81	4.75	55		1.36		1.36		1.37
(.20)	12.40	(2.72)	58		1.37		1.37		1.34

See end of table for footnotes.

The Bond Fund of America	45

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2018[4,5]	$12.89	$.10	$(.36)	$(.26)
12/31/2017	12.72	.15	.16	.31
12/31/2016	12.59	.13	.12	.25
12/31/2015	12.81	.14	(.20)	(.06)
12/31/2014	12.40	.17	.41	.58
12/31/2013	12.95	.17	(.52)	(.35)
Class R-2E:
6/30/2018[4,5]	12.89	.12	(.37)	(.25)
12/31/2017	12.72	.19	.16	.35
12/31/2016	12.59	.17	.12	.29
12/31/2015	12.81	.18	(.19)	(.01)
12/31/2014[4,12]	12.82	.07	.01	.08
Class R-3:
6/30/2018[4,5]	12.89	.13	(.37)	(.24)
12/31/2017	12.72	.21	.16	.37
12/31/2016	12.59	.19	.12	.31
12/31/2015	12.81	.19	(.20)	(.01)
12/31/2014	12.40	.23	.41	.64
12/31/2013	12.95	.22	(.52)	(.30)
Class R-4:
6/30/2018[4,5]	12.89	.14	(.36)	(.22)
12/31/2017	12.72	.25	.16	.41
12/31/2016	12.59	.23	.12	.35
12/31/2015	12.81	.23	(.20)	.03
12/31/2014	12.40	.27	.41	.68
12/31/2013	12.95	.26	(.52)	(.26)
Class R-5E:
6/30/2018[4,5]	12.89	.16	(.36)	(.20)
12/31/2017	12.72	.27	.16	.43
12/31/2016	12.59	.25	.12	.37
12/31/2015[4,13]	12.66	.03	(.06)	(.03)
Class R-5:
6/30/2018[4,5]	12.89	.16	(.36)	(.20)
12/31/2017	12.72	.29	.16	.45
12/31/2016	12.59	.27	.12	.39
12/31/2015	12.81	.27	(.20)	.07
12/31/2014	12.40	.31	.41	.72
12/31/2013	12.95	.30	(.52)	(.22)

46	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.09)	$12.54	(1.97)%[6]	$420		1.35%[7]		1.35%[7]		1.56%[7]
(.14)	12.89	2.44	456		1.36		1.36		1.15
(.12)	12.72	1.98	514		1.35		1.35		1.05
(.16)	12.59	(.51)	545		1.34		1.34		1.07
(.17)	12.81	4.73	606		1.39		1.39		1.34
(.20)	12.40	(2.70)	636		1.35		1.35		1.37

(.10)	12.54	(1.82)[6]	22		1.06	[7]	1.06	[7]	1.86	[7]
(.18)	12.89	2.75	20		1.06		1.06		1.48
(.16)	12.72	2.31	9		1.05		1.05		1.36
(.21)	12.59	(.07)	1		.96		.96		1.41
(.09)	12.81	.63 [6,8]	—	[9]	.25	[6,8]	.25	[6,8]	.52	[6,8]

(.11)	12.54	(1.75)[6]	593		.91	[7]	.91	[7]	2.00	[7]
(.20)	12.89	2.90	622		.91		.91		1.61
(.18)	12.72	2.43	651		.91		.91		1.49
(.21)	12.59	(.08)	662		.91		.91		1.50
(.23)	12.81	5.21	731		.93		.93		1.80
(.25)	12.40	(2.30)	748		.92		.92		1.79

(.13)	12.54	(1.60)[6]	539		.60	[7]	.60	[7]	2.31	[7]
(.24)	12.89	3.22	583		.60		.60		1.91
(.22)	12.72	2.75	556		.60		.60		1.80
(.25)	12.59	.24	512		.59		.59		1.82
(.27)	12.81	5.55	480		.61		.61		2.12
(.29)	12.40	(1.99)	484		.60		.60		2.11

(.15)	12.54	(1.49)[6]	4		.38	[7]	.38	[7]	2.57	[7]
(.26)	12.89	3.39	—	[9]	.42		.40		2.11
(.24)	12.72	2.89	—	[9]	.47		.47		1.91
(.04)	12.59	(.24)[6]	—	[9]	.05	[6]	.05	[6]	.22	[6]

(.15)	12.54	(1.46)[6]	170		.30	[7]	.30	[7]	2.61	[7]
(.28)	12.89	3.52	176		.30		.30		2.21
(.26)	12.72	3.05	149		.31		.31		2.13
(.29)	12.59	.54	206		.30		.30		2.11
(.31)	12.81	5.86	207		.31		.31		2.43
(.33)	12.40	(1.70)	226		.31		.31		2.41

See end of table for footnotes.

The Bond Fund of America	47

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2018[4,5]	$12.89	$.17	$(.36)	$(.19)
12/31/2017	12.72	.29	.16	.45
12/31/2016	12.59	.27	.12	.39
12/31/2015	12.81	.28	(.20)	.08
12/31/2014	12.40	.31	.42	.73
12/31/2013	12.95	.31	(.52)	(.21)

Portfolio turnover rate for all share	Six months ended June 30,	Year ended December 31
classes[14]	2018[4,5,6]	2017	2016	2015	2014	2013
Excluding mortgage dollar roll transactions	76%	170%	168%	151%	136%	Not available
Including mortgage dollar roll transactions	202%	379%	363%	401%	348%	419%

See Notes to Financial Statements

48	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]

$(.16)	$12.54	(1.43)%[6]	$6,903	.25%[7]	.25%[7]	2.66%[7]
(.28)	12.89	3.58	6,351	.25	.25	2.27
(.26)	12.72	3.11	3,849	.25	.25	2.15
(.30)	12.59	.58	2,710	.25	.25	2.16
(.32)	12.81	5.92	2,132	.26	.26	2.42
(.34)	12.40	(1.65)	1,128	.26	.26	2.51

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

The Bond Fund of America	49

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2018, through June 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

50	The Bond Fund of America

	Beginning account value 1/1/2018	Ending account value 6/30/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$983.97	$3.00	.61%
Class A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class C – actual return	1,000.00	980.16	6.82	1.39
Class C – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class T – actual return	1,000.00	985.04	1.97	.40
Class T – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class F-1 – actual return	1,000.00	983.76	3.20	.65
Class F-1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 – actual return	1,000.00	985.31	1.62	.33
Class F-2 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class F-3 – actual return	1,000.00	985.63	1.33	.27
Class F-3 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 529-A – actual return	1,000.00	983.63	3.34	.68
Class 529-A – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-C – actual return	1,000.00	979.95	7.02	1.43
Class 529-C – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class 529-E – actual return	1,000.00	982.68	4.28	.87
Class 529-E – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 529-T – actual return	1,000.00	984.89	2.17	.44
Class 529-T – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-F-1 – actual return	1,000.00	984.77	2.17	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class R-1 – actual return	1,000.00	980.27	6.73	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2 – actual return	1,000.00	980.34	6.63	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2E – actual return	1,000.00	981.76	5.21	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class R-3 – actual return	1,000.00	982.50	4.47	.91
Class R-3 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-4 – actual return	1,000.00	983.98	2.95	.60
Class R-4 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class R-5E – actual return	1,000.00	985.09	1.87	.38
Class R-5E – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-5 – actual return	1,000.00	985.44	1.48	.30
Class R-5 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 – actual return	1,000.00	985.69	1.23	.25
Class R-6 – assumed 5% return	1,000.00	1,023.55	1.25	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Bond Fund of America	51

Approval of Investment Advisory and Service Agreement

The Bond Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2019. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing as high a level of current income as is consistent with the preservation of capital. They compared the fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Core Bond Funds Average and the

52	The Bond Fund of America

Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 15-year, 20-year and lifetime periods. While the board and committee generally place a greater emphasis on longer term periods, they noted that the investment results of the fund were lower than these indexes for the longer term periods, and were mixed for shorter periods, though higher for the lifetime period. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees generally compared favorably to those of other similar funds included in the Lipper Core Bond Funds category, while expenses were slightly higher than those in the category, such expenses less distribution expenses generally compared favorably to other funds in the category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

The Bond Fund of America	53

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of any economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

54	The Bond Fund of America

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The Bond Fund of America	55

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The Bond Fund of America	57

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58	The Bond Fund of America

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The Bond Fund of America	59

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius, LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

60	The Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2018, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Bond Fund of America®
Investment portfolio
June 30, 2018
unaudited
Bonds, notes & other debt instruments 97.24% U.S. Treasury bonds & notes 38.81% U.S. Treasury 35.45%	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2018	$155,000	$154,619
U.S. Treasury 1.125% 2019	105,000	104,419
U.S. Treasury 1.375% 2019	420,000	417,640
U.S. Treasury 1.50% 2019	270,000	268,707
U.S. Treasury 1.50% 2019	202,800	201,989
U.S. Treasury 1.625% 2019	412,200	410,221
U.S. Treasury 1.875% 2019	16,000	15,859
U.S. Treasury 1.375% 2020	150,000	146,934
U.S. Treasury 1.375% 2020	681	662
U.S. Treasury 1.50% 2020	59,650	58,501
U.S. Treasury 1.50% 2020	37,610	36,909
U.S. Treasury 1.50% 2020	35,500	34,870
U.S. Treasury 1.625% 2020[1]	237,000	232,566
U.S. Treasury 1.75% 2020	99,480	97,618
U.S. Treasury 1.75% 2020	43,290	42,410
U.S. Treasury 2.00% 2020	110,240	108,727
U.S. Treasury 2.25% 2020	72,250	71,953
U.S. Treasury 2.25% 2020	13,000	12,942
U.S. Treasury 2.375% 2020	38,000	37,901
U.S. Treasury 2.50% 2020	100,000	99,945
U.S. Treasury 1.125% 2021	8,050	7,680
U.S. Treasury 1.125% 2021	—[2]	—[2]
U.S. Treasury 1.25% 2021	4,800	4,586
U.S. Treasury 1.75% 2021	51,178	49,657
U.S. Treasury 2.00% 2021	80,000	78,606
U.S. Treasury 2.00% 2021	60,250	58,988
U.S. Treasury 2.00% 2021	3,000	2,941
U.S. Treasury 2.125% 2021	93,000	91,312
U.S. Treasury 2.125% 2021	21,100	20,756
U.S. Treasury 2.25% 2021	38,650	38,306
U.S. Treasury 2.25% 2021	4,000	3,962
U.S. Treasury 2.375% 2021	11,000	10,933
U.S. Treasury 2.625% 2021	90,020	90,024
U.S. Treasury 2.625% 2021	6,151	6,152
U.S. Treasury 1.625% 2022	91,000	87,127
U.S. Treasury 1.75% 2022	108,200	104,399
U.S. Treasury 1.75% 2022	60,000	58,048
U.S. Treasury 1.75% 2022	23,000	22,172
U.S. Treasury 1.875% 2022	585,000	567,561
U.S. Treasury 1.875% 2022	404,200	390,643
U.S. Treasury 1.875% 2022	147,000	142,750
U.S. Treasury 1.875% 2022	130,000	125,830
U.S. Treasury 2.00% 2022	509,550	494,625
U.S. Treasury 2.00% 2022	220,460	213,932
U.S. Treasury 2.125% 2022	624,080	608,210
U.S. Treasury 2.125% 2022	85,340	83,482
The Bond Fund of America — Page 1 of 42

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2023[1]	$417,860	$395,463
U.S. Treasury 1.625% 2023	66,715	63,323
U.S. Treasury 2.125% 2023	81,263	78,642
U.S. Treasury 2.375% 2023	85,000	83,707
U.S. Treasury 2.50% 2023	63,000	62,354
U.S. Treasury 2.50% 2023	30,735	30,370
U.S. Treasury 2.625% 2023	288,978	287,475
U.S. Treasury 2.75% 2023	300,000	300,264
U.S. Treasury 2.75% 2023	271,158	271,318
U.S. Treasury 2.00% 2024	342,114	327,352
U.S. Treasury 2.00% 2024	180,000	172,091
U.S. Treasury 2.00% 2024	95,000	90,964
U.S. Treasury 2.125% 2024	675,950	649,561
U.S. Treasury 2.125% 2024	18,000	17,276
U.S. Treasury 2.25% 2024	172,750	167,084
U.S. Treasury 2.25% 2024	55,825	54,298
U.S. Treasury 2.25% 2024	52,000	50,317
U.S. Treasury 2.25% 2024	33,000	31,899
U.S. Treasury 2.50% 2024	134,000	131,855
U.S. Treasury 2.125% 2025	61,750	59,064
U.S. Treasury 2.50% 2025	14,000	13,738
U.S. Treasury 2.625% 2025	146,324	144,585
U.S. Treasury 2.75% 2025[1]	974,493	970,634
U.S. Treasury 2.75% 2025	141,020	140,370
U.S. Treasury 2.875% 2025	349,441	350,661
U.S. Treasury 2.875% 2025	305,175	306,200
U.S. Treasury 2.00% 2026	41,600	38,959
U.S. Treasury 2.25% 2027	227,686	216,238
U.S. Treasury 2.25% 2027	120,000	114,437
U.S. Treasury 2.25% 2027	68,000	64,665
U.S. Treasury 2.375% 2027	126,000	121,233
U.S. Treasury 2.75% 2028	97,398	96,469
U.S. Treasury 2.875% 2028	346,780	347,213
U.S. Treasury 2.875% 2043	3,750	3,676
U.S. Treasury 3.00% 2045	14,850	14,871
U.S. Treasury 2.50% 2046[1]	180,555	163,823
U.S. Treasury 2.50% 2046	20,000	18,132
U.S. Treasury 2.875% 2046	19,354	18,912
U.S. Treasury 2.75% 2047	90,500	86,177
U.S. Treasury 2.75% 2047	45,000	42,846
U.S. Treasury 3.00% 2047	148,916	149,043
U.S. Treasury 3.00% 2047	13,950	13,971
U.S. Treasury 3.00% 2048	719,365	720,178
U.S. Treasury 3.125% 2048	45,035	46,197
		13,445,979
U.S. Treasury inflation-protected securities 3.33%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	71,169	69,972
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	24,009	23,358
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	8,224	8,181
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	89,084	86,572
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	83,362	81,113
U.S. Treasury Inflation-Protected Security 0.50% 2028[3]	379,406	315,289
U.S. Treasury Inflation-Protected Security 1.75% 2028[3]	5,022	5,491
The Bond Fund of America — Page 2 of 42

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	$14,093	$17,846
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]	189,858	185,379
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	66,902	63,339
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	13,216	13,608
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,3]	317,386	317,167
U.S. Treasury Inflation-Protected Security 1.00% 2048[3]	88,667	73,693
		1,261,008
Federal agency bonds & notes 0.03%
Japan Finance Organization for Municipalities 2.125% 2019[4]	10,000	9,967
Total U.S. Treasury bonds & notes		14,716,954
Corporate bonds & notes 30.16% Financials 8.85%
ACE INA Holdings Inc. 2.30% 2020	13,245	12,952
ACE INA Holdings Inc. 2.875% 2022	1,485	1,460
ACE INA Holdings Inc. 3.35% 2026	1,785	1,733
ACE INA Holdings Inc. 4.35% 2045	1,365	1,399
Ally Financial Inc. 4.25% 2021	23,000	23,058
Ally Financial Inc. 5.125% 2024	20,000	20,400
Ally Financial Inc. 8.00% 2031	28,195	33,693
Ally Financial Inc. 8.00% 2031	13,810	16,434
American Express Co. 3.00% 2024	35,081	33,506
American International Group, Inc. 3.90% 2026	3,625	3,510
American International Group, Inc. 4.20% 2028	16,550	16,194
American International Group, Inc. 4.80% 2045	1,150	1,124
American International Group, Inc. 4.75% 2048	24,925	24,099
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	14,504
AXA Equitable Holdings, Inc. 3.90% 2023[4]	9,425	9,358
AXA SA 5.00% 2048[4]	32,935	30,432
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[4,5]	1,850	1,784
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[5]	21,000	20,644
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[5]	63,850	61,755
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)[5]	57,000	56,051
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	116,217	115,063
Bank of America Corp. 3.366% 2026 (3-month USD-LIBOR + 0.81% on 1/23/2025)[5]	17,500	16,849
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	4,536	4,275
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[5]	5,990	5,723
Bank of America Corp. 3.824% 2028 (3-month USD-LIBOR + 1.575% on 1/20/2027)[5]	2,000	1,952
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[5]	14,075	13,864
Bank of Nova Scotia 2.50% 2021	17,500	17,197
Barclays Bank PLC 3.65% 2025	1,190	1,117
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[5]	13,000	12,899
Barclays Bank PLC 4.95% 2047	18,250	17,160
BB&T Corp. 2.45% 2020	13,500	13,371
BBVA Bancomer SA 6.50% 2021[4]	1,000	1,044
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,206
Berkshire Hathaway Inc. 3.125% 2026	4,100	3,953
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,560
BNP Paribas 3.50% 2023[4]	63,100	61,549
BNP Paribas 3.375% 2025[4]	41,525	39,277
Capital One Financial Corp. 1.85% 2019	6,000	5,917
Capital One Financial Corp. 2.40% 2020	17,400	16,980
The Bond Fund of America — Page 3 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Capital One Financial Corp. 2.50% 2020	$58,900	$58,089
Capital One Financial Corp. 3.45% 2021	7,000	6,988
Capital One Financial Corp. 4.25% 2025	31,500	31,431
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.894% 2019[4,6,7,8]	2,788	2,789
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.894% 2019[4,6,7,8]	1,259	1,259
CBOE Holdings, Inc. 1.95% 2019	3,325	3,294
Citigroup Inc. 2.35% 2021	16,500	15,949
Citigroup Inc. 2.70% 2021	13,500	13,245
Citigroup Inc. 2.90% 2021	36,000	35,292
Citigroup Inc. 2.75% 2022	30,300	29,347
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[5]	44,582	43,018
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)[5]	11,400	11,175
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[5]	41,320	41,585
Citigroup Inc. 3.20% 2026	5,452	5,078
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)[5]	4,834	4,748
CME Group Inc. 3.75% 2028	5,950	5,994
CME Group Inc. 4.15% 2048	8,050	8,156
CNA Financial Corp. 3.95% 2024	6,705	6,710
Cooperatieve Rabobank U.A. 2.75% 2023	17,000	16,374
Crédit Agricole SA 3.375% 2022[4]	17,850	17,486
Crédit Agricole SA 3.75% 2023[4]	27,450	26,914
Crédit Agricole SA 4.375% 2025[4]	6,030	5,842
Credit Suisse Group AG 3.45% 2021	11,250	11,214
Credit Suisse Group AG 3.80% 2022	15,903	15,844
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	7,250	6,941
Credit Suisse Group AG 3.574% 2023[4]	11,000	10,783
Credit Suisse Group AG 3.80% 2023	17,775	17,564
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[4,5]	11,500	11,517
Credit Suisse Group AG 3.75% 2025	7,600	7,318
Credit Suisse Group AG 4.55% 2026	11,000	11,013
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	19,685	18,539
Danske Bank AS 2.00% 2021[4]	13,010	12,428
Danske Bank AS 2.70% 2022[4]	13,475	13,078
Danske Bank AS 3.875% 2023[4]	35,840	35,590
Deutsche Bank AG 2.50% 2019	10,000	9,932
Deutsche Bank AG 2.85% 2019	25,500	25,282
Deutsche Bank AG 2.70% 2020	13,000	12,649
Deutsche Bank AG 3.15% 2021	22,325	21,610
Deutsche Bank AG 3.95% 2023	10,000	9,609
Discover Financial Services 10.25% 2019	3,150	3,347
Discover Financial Services 3.35% 2023	50,675	49,419
DNB ASA 2.375% 2021[4]	22,700	21,999
Ford Motor Credit Co. 2.375% 2019	22,325	22,242
Ford Motor Credit Co. 3.81% 2024	14,000	13,601
General Motors Financial Co. 4.20% 2021	4,500	4,566
General Motors Financial Co. 3.45% 2022	14,955	14,706
General Motors Financial Co. 4.15% 2023	14,010	14,020
General Motors Financial Co. 4.00% 2026	2,000	1,899
Goldman Sachs Group, Inc. 2.60% 2020	11,060	10,960
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	119,960	115,617
Goldman Sachs Group, Inc. 3.20% 2023	34,500	33,643
Goldman Sachs Group, Inc. 3.50% 2026[8]	14,200	14,041
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	25,000	23,779
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[5]	27,351	26,988
The Bond Fund of America — Page 4 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 4.411% 2039 (3-month USD-LIBOR + 1.43% on 4/23/2038)[5]	$5,475	$5,257
Groupe BPCE SA 2.75% 2023[4]	8,600	8,220
Groupe BPCE SA 5.70% 2023[4]	25,976	27,196
Groupe BPCE SA 5.15% 2024[4]	24,598	24,963
Groupe BPCE SA 4.50% 2025[4]	7,795	7,608
HSBC Holdings PLC 4.125% 2020[4]	9,453	9,627
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[5]	15,000	14,698
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[5]	16,650	16,615
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[5]	45,260	45,750
HSBK (Europe) BV 7.25% 2021[4]	3,710	3,970
Intesa Sanpaolo SpA 3.875% 2019	7,000	7,001
Intesa Sanpaolo SpA 3.125% 2022[4]	17,025	15,724
Intesa Sanpaolo SpA 3.375% 2023[4]	18,375	16,902
Intesa Sanpaolo SpA 5.017% 2024[4]	139,545	126,770
Intesa Sanpaolo SpA 5.71% 2026[4]	24,775	22,680
Intesa Sanpaolo SpA 3.875% 2027[4]	6,700	5,790
Intesa Sanpaolo SpA 3.875% 2028[4]	22,000	18,888
Intesa Sanpaolo SpA 4.375% 2048[4]	4,175	3,259
Jefferies Financial Group Inc. 5.50% 2023	4,695	4,858
JPMorgan Chase & Co. 2.25% 2020	14,000	13,825
JPMorgan Chase & Co. 2.55% 2020	14,230	14,025
JPMorgan Chase & Co. 2.40% 2021	17,500	17,055
JPMorgan Chase & Co. 2.55% 2021	26,400	25,880
JPMorgan Chase & Co. 2.70% 2023	20,975	20,143
JPMorgan Chase & Co. 2.776% 2023 (3-month USD-LIBOR + 0.935% on 4/25/2022)[5]	15,200	14,751
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[5]	27,215	26,968
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[5]	6,625	6,290
JPMorgan Chase & Co. 4.005% 2029 (3-month USD-LIBOR + 1.12% on 4/23/2028)[5]	10,575	10,451
Keybank National Association 3.375% 2023[4]	14,000	13,914
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	66,150	63,049
Lloyds Banking Group PLC 4.45% 2025	15,000	15,099
Lloyds Banking Group PLC 4.582% 2025	5,143	5,048
Lloyds Banking Group PLC 4.375% 2028	17,560	17,374
MetLife, Inc. 4.60% 2046	800	812
Metropolitan Life Global Funding I 1.75% 2018[4]	6,550	6,528
Metropolitan Life Global Funding I 2.30% 2019[4]	1,345	1,341
Metropolitan Life Global Funding I 2.00% 2020[4]	8,185	8,017
Metropolitan Life Global Funding I 2.05% 2020[4]	3,250	3,185
Metropolitan Life Global Funding I 2.50% 2020[4]	7,500	7,385
Metropolitan Life Global Funding I 2.40% 2021[4]	19,975	19,607
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,249
Metropolitan Life Global Funding I 3.00% 2027[4]	2,500	2,348
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	12,968
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	15,447
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,648
Mizuho Financial Group, Ltd. 3.549% 2023	36,000	35,750
Morgan Stanley 2.50% 2021	26,586	25,975
Morgan Stanley 2.625% 2021	47,314	45,951
Morgan Stanley 2.75% 2022	13,054	12,649
Morgan Stanley 3.125% 2023	76,421	74,614
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	57,110	56,811
Morgan Stanley 4.457% 2039 (3-month USD-LIBOR + 1.431% on 4/22/2038)[5]	11,800	11,562
Morgan Stanley 4.375% 2047	3,509	3,356
National Australia Bank Ltd. 2.50% 2022	15,500	14,856
The Bond Fund of America — Page 5 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
National Australia Bank Ltd. 2.875% 2023	$13,200	$12,802
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,5]	5,000	4,900
New York Life Global Funding 1.50% 2019[4]	1,750	1,718
New York Life Global Funding 1.95% 2020[4]	3,625	3,535
New York Life Global Funding 1.95% 2020[4]	2,190	2,150
New York Life Global Funding 1.70% 2021[4]	30,000	28,564
New York Life Global Funding 2.00% 2021[4]	700	676
New York Life Global Funding 3.00% 2028[4]	2,500	2,347
PNC Bank 2.30% 2020	5,200	5,122
PNC Bank 3.50% 2023	17,840	17,872
PRICOA Global Funding I 2.45% 2022[4]	3,090	2,965
Principal Financial Group, Inc. 4.111% 2028[4]	3,500	3,461
Prudential Financial, Inc. 3.878% 2028	3,800	3,762
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[5]	1,950	2,013
Prudential Financial, Inc. 3.905% 2047	850	767
Rabobank Nederland 2.50% 2021	8,500	8,349
Rabobank Nederland 4.375% 2025	5,945	5,836
Royal Bank of Canada 2.125% 2020	8,500	8,373
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)[5]	9,000	8,724
Royal Bank of Scotland PLC 4.650% 2024[5]	14,130	14,151
Santander Holdings USA, Inc. 3.70% 2022	35,200	34,703
Santander Holdings USA, Inc. 3.40% 2023	26,075	25,194
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	12,870
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,002
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)[4,5]	19,500	19,161
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	28,282
Svenska Handelsbanken AB 1.875% 2021	8,920	8,521
Synchrony Bank 3.65% 2021	12,225	12,239
Toronto-Dominion Bank 1.90% 2019	7,500	7,415
Toronto-Dominion Bank 2.55% 2021	10,000	9,850
Travelers Companies, Inc. 4.00% 2047	2,250	2,168
Travelers Companies, Inc. 4.05% 2048	1,000	973
UBS Group AG 2.95% 2020[4]	13,500	13,361
UBS Group AG 2.859% 2023 (3-month USD-LIBOR + 0.954% on 8/15/2022)[4,5]	7,500	7,193
UBS Group AG 4.125% 2025[4]	8,200	8,148
UniCredit SPA 3.75% 2022[4]	14,975	14,301
UniCredit SPA 4.625% 2027[4]	21,650	20,156
UniCredit SPA 5.861% 2032[4,5]	40,720	36,357
Unum Group 5.625% 2020	345	361
Unum Group 3.00% 2021	2,085	2,054
US Bancorp 2.05% 2020	15,000	14,650
US Bancorp 2.85% 2023	21,000	20,568
VEB Finance Ltd. 6.902% 2020[4]	9,100	9,457
VEB Finance Ltd. 6.80% 2025[4]	500	531
Wells Fargo & Co. 2.55% 2020	5,655	5,563
Wells Fargo & Co. 2.10% 2021	40,600	39,032
Wells Fargo & Co. 2.50% 2021	13,500	13,209
Wells Fargo & Co. 2.625% 2022	24,500	23,613
Wells Fargo & Co. 3.069% 2023	15,000	14,591
Wells Fargo & Co. 3.55% 2025	2,152	2,087
Wells Fargo & Co. 3.00% 2026	5,819	5,414
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[5]	20,000	19,177
		3,356,542
The Bond Fund of America — Page 6 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 5.31%	Principal amount (000)	Value (000)
Abbott Laboratories 2.80% 2020	$9,405	$9,337
Abbott Laboratories 2.90% 2021	92,041	90,684
Abbott Laboratories 3.40% 2023	9,597	9,477
Abbott Laboratories 3.75% 2026	1,610	1,585
Abbott Laboratories 4.90% 2046	1,465	1,574
AbbVie Inc. 2.50% 2020	18,135	17,918
AbbVie Inc. 2.30% 2021	26,985	26,238
AbbVie Inc. 2.90% 2022	7,110	6,904
AbbVie Inc. 3.20% 2022	2,140	2,106
AbbVie Inc. 2.85% 2023	11,665	11,243
AbbVie Inc. 3.60% 2025	13,500	13,091
AbbVie Inc. 3.20% 2026	16,750	15,647
AbbVie Inc. 4.45% 2046	26,025	24,964
Allergan Funding SCS 4.85% 2044	5,475	5,295
Allergan PLC 3.00% 2020	30,830	30,688
Allergan PLC 3.45% 2022	38,540	37,945
Allergan PLC 3.80% 2025	31,800	30,915
Allergan PLC 4.55% 2035	777	739
Allergan PLC 4.75% 2045	12,024	11,609
Allergan, Inc. 5.00% 2021[4]	3,484	3,607
Amgen Inc. 1.85% 2021	7,340	7,025
Anthem, Inc. 2.95% 2022	22,000	21,382
Anthem, Inc. 3.65% 2027	24,000	22,771
Anthem, Inc. 4.101% 2028	14,000	13,747
AstraZeneca PLC 2.375% 2022	14,355	13,821
Baxalta Inc. 4.00% 2025	5,130	5,028
Baxalta Inc. 5.25% 2045	900	930
Bayer US Finance II LLC 3.875% 2023[4]	18,750	18,767
Bayer US Finance II LLC 4.25% 2025[4]	30,613	30,837
Bayer US Finance II LLC 4.375% 2028[4]	82,140	82,433
Bayer US Finance II LLC 4.875% 2048[4]	20,825	21,105
Becton, Dickinson and Co. 2.675% 2019	2,792	2,772
Becton, Dickinson and Co. 2.404% 2020	19,675	19,330
Becton, Dickinson and Co. 2.894% 2022	35,760	34,610
Becton, Dickinson and Co. 3.363% 2024	35,795	34,416
Becton, Dickinson and Co. 3.70% 2027	41,215	39,041
Boston Scientific Corp. 2.85% 2020	10,015	9,945
Boston Scientific Corp. 3.375% 2022	5,000	4,936
Cardinal Health, Inc. 4.368% 2047	5,750	5,082
Celgene Corp. 3.25% 2023	22,565	22,059
Centene Corp. 5.375% 2026[4]	10,415	10,578
Concordia Healthcare Corp. 9.00% 2022[4]	2,025	1,822
Concordia Healthcare Corp. 9.50% 2022[4,9]	5,590	349
Concordia Healthcare Corp. 7.00% 2023[4,9]	1,400	88
CVS Health Corp. 1.90% 2018	5,150	5,149
CVS Health Corp. 3.35% 2021	26,310	26,296
CVS Health Corp. 3.70% 2023	80,514	79,779
CVS Health Corp. 4.10% 2025	65,480	65,216
CVS Health Corp. 4.30% 2028	73,661	72,774
CVS Health Corp. 4.78% 2038	27,745	27,512
CVS Health Corp. 5.05% 2048	54,167	54,918
EMD Finance LLC 2.40% 2020[4]	15,985	15,769
EMD Finance LLC 2.95% 2022[4]	9,500	9,292
EMD Finance LLC 3.25% 2025[4]	24,745	23,689
The Bond Fund of America — Page 7 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Endo International PLC 5.875% 2024[4]	$625	$612
GlaxoSmithKline PLC 3.375% 2023	17,500	17,513
GlaxoSmithKline PLC 3.625% 2025	14,585	14,570
GlaxoSmithKline PLC 3.875% 2028	11,708	11,812
Humana Inc. 2.50% 2020	15,000	14,736
IMS Health Holdings, Inc. 5.00% 2026[4]	6,000	5,865
Johnson & Johnson 2.625% 2025	10,000	9,583
Kinetic Concepts, Inc. 12.50% 2021[4]	5,955	6,610
Laboratory Corporation of America Holdings 3.60% 2027	3,500	3,331
Laboratory Corporation of America Holdings 4.70% 2045	1,110	1,089
Medtronic, Inc. 3.50% 2025	2,000	1,980
Molina Healthcare, Inc. 4.875% 2025[4]	10,115	9,862
Mylan Laboratories Inc. 2.50% 2019	5,844	5,819
Mylan Laboratories Inc. 3.15% 2021	14,800	14,643
Roche Holdings, Inc. 3.00% 2025[4]	2,000	1,932
Roche Holdings, Inc. 2.375% 2027[4]	3,578	3,265
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.325% 2023[6,7,8,10,11,12]	8,354	7,626
Shire PLC 1.90% 2019	34,520	34,002
Shire PLC 2.40% 2021	59,925	57,409
Shire PLC 2.875% 2023	72,119	67,896
Shire PLC 3.20% 2026	61,775	56,690
Teva Pharmaceutical Finance Company BV 2.20% 2021	37,705	34,995
Teva Pharmaceutical Finance Company BV 2.80% 2023	215,888	186,621
Teva Pharmaceutical Finance Company BV 6.00% 2024	52,816	52,807
Teva Pharmaceutical Finance Company BV 3.15% 2026	77,825	62,637
Teva Pharmaceutical Finance Company BV 6.75% 2028	34,930	35,651
Teva Pharmaceutical Finance Company BV 4.10% 2046	105,697	75,763
Thermo Fisher Scientific Inc. 4.15% 2024	4,005	4,068
UnitedHealth Group Inc. 1.90% 2018	7,750	7,749
UnitedHealth Group Inc. 3.75% 2025	5,680	5,684
Valeant Pharmaceuticals International, Inc. 7.50% 2021[4]	3,000	3,052
Valeant Pharmaceuticals International, Inc. 5.50% 2025[4]	6,800	6,727
Valeant Pharmaceuticals International, Inc. 9.25% 2026[4]	9,160	9,538
Valeant Pharmaceuticals International, Inc. 8.50% 2027[4]	3,045	3,098
WellPoint, Inc. 2.30% 2018	6,680	6,679
WellPoint, Inc. 2.25% 2019	5,000	4,959
Zimmer Holdings, Inc. 3.15% 2022	13,976	13,729
		2,015,436
Energy 3.69%
Anadarko Petroleum Corp. 4.85% 2021	19,595	20,176
Anadarko Petroleum Corp. 5.55% 2026	5,920	6,352
Anadarko Petroleum Corp. 6.60% 2046	11,310	13,630
Andeavor Logistics LP 3.50% 2022	6,005	5,871
Andeavor Logistics LP 4.25% 2027	7,446	7,177
Andeavor Logistics LP 5.20% 2047	650	629
Baker Hughes, a GE Co. 3.337% 2027	12,125	11,292
Baker Hughes, a GE Co. 4.08% 2047	16,790	15,029
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,598
Canadian Natural Resources Ltd. 2.95% 2023	11,020	10,640
Canadian Natural Resources Ltd. 3.80% 2024	670	665
Canadian Natural Resources Ltd. 3.85% 2027	8,490	8,295
Canadian Natural Resources Ltd. 4.95% 2047	15,535	16,083
Cenovus Energy Inc. 3.00% 2022	7,470	7,160
The Bond Fund of America — Page 8 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 3.80% 2023	$3,940	$3,844
Cenovus Energy Inc. 4.25% 2027	19,075	18,399
Cenovus Energy Inc. 5.25% 2037	2,189	2,158
Cenovus Energy Inc. 5.40% 2047	34,957	34,321
Cheniere Energy, Inc. 7.00% 2024	17,435	19,070
Chevron Corp. 2.10% 2021	17,000	16,607
Chevron Corp. 2.498% 2022	9,675	9,493
Columbia Pipeline Partners LP 5.80% 2045	2,135	2,413
Concho Resources Inc. 4.30% 2028	28,380	28,400
Concho Resources Inc. 4.85% 2048	9,100	9,252
DCP Midstream Operating LP 4.95% 2022	1,495	1,516
Devon Energy Corp. 5.00% 2045	4,800	4,897
Diamond Offshore Drilling, Inc. 4.875% 2043	30,960	22,446
Enbridge Energy Partners, LP 9.875% 2019	15,755	16,437
Enbridge Energy Partners, LP 4.375% 2020	7,875	8,018
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,543
Enbridge Energy Partners, LP 4.20% 2021	600	607
Enbridge Energy Partners, LP 5.875% 2025	32,845	35,786
Enbridge Energy Partners, LP 7.375% 2045	44,801	57,151
Enbridge Inc. 4.00% 2023	27,000	27,109
Enbridge Inc. 3.70% 2027	14,404	13,670
Energy Transfer Partners, LP 4.15% 2020	3,000	3,038
Energy Transfer Partners, LP 4.20% 2023	5,225	5,222
Energy Transfer Partners, LP 5.875% 2024	1,375	1,413
Energy Transfer Partners, LP 4.75% 2026	6,600	6,548
Energy Transfer Partners, LP 4.00% 2027	10,117	9,469
Energy Transfer Partners, LP 4.20% 2027	4,243	4,002
Energy Transfer Partners, LP 4.95% 2028	7,586	7,574
Energy Transfer Partners, LP 6.125% 2045	29,780	29,862
Energy Transfer Partners, LP 5.30% 2047	45,106	41,380
Energy Transfer Partners, LP 5.40% 2047	55,001	50,604
Energy Transfer Partners, LP 6.00% 2048	20,435	20,440
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)[5]	22,000	20,116
EnLink Midstream Partners, LP 2.70% 2019	9,060	8,973
EnLink Midstream Partners, LP 4.40% 2024	3,345	3,221
EnLink Midstream Partners, LP 4.15% 2025	12,025	11,127
EnLink Midstream Partners, LP 4.85% 2026	2,045	1,940
EnLink Midstream Partners, LP 5.05% 2045	2,535	2,068
EnLink Midstream Partners, LP 5.45% 2047	9,598	8,091
Ensco PLC, 5.20% 2025	1,860	1,551
Ensco PLC 5.75% 2044	720	511
EQT Corp. 2.50% 2020	13,660	13,353
EQT Corp. 3.00% 2022	8,635	8,323
EQT Corp. 3.90% 2027	23,640	22,102
Exxon Mobil Corp. 2.222% 2021	13,500	13,256
Gazprom OJSC 6.51% 2022[4]	8,350	8,872
Halliburton Co. 5.00% 2045	2,170	2,319
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,299
Kinder Morgan Energy Partners, LP 6.85% 2020	12,840	13,525
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,684
Kinder Morgan Energy Partners, LP 6.55% 2040	750	826
Kinder Morgan, Inc. 3.15% 2023	1,280	1,237
Kinder Morgan, Inc. 4.30% 2028	36,250	35,188
Kinder Morgan, Inc. 5.30% 2034	5,825	5,751
The Bond Fund of America — Page 9 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 5.55% 2045	$12,518	$12,682
Kinder Morgan, Inc. 5.05% 2046	16,622	15,718
Kinder Morgan, Inc. 5.20% 2048	38,692	37,518
Marathon Oil Corp. 4.40% 2027	12,530	12,592
MPLX LP 4.125% 2027	635	607
MPLX LP 4.00% 2028	975	929
MPLX LP 5.20% 2047	360	358
MPLX LP 4.70% 2048	10,400	9,688
Neptune Energy Group Holdings Ltd. 6.625% 2025[4]	6,445	6,284
NGL Energy Partners LP 6.875% 2021	2,455	2,495
Noble Corp. PLC 7.95% 2025[5]	2,425	2,267
Noble Corp. PLC 8.95% 2045[5]	4,155	3,812
Noble Energy, Inc. 4.95% 2047	4,160	4,177
Odebrecht Drilling Norbe 6.72% 2022[4,11]	2,139	1,942
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[4,11,12]	6,900	1,846
Odebrecht Drilling Norbe 0% 2049[4,8]	1,072	17
Petrobras Global Finance Co. 6.125% 2022	1,329	1,355
Petrobras Global Finance Co. 4.375% 2023	3,670	3,438
Petrobras Global Finance Co. 6.25% 2024	410	408
Petrobras Global Finance Co. 8.75% 2026	18,000	19,521
Petrobras Global Finance Co. 7.375% 2027	4,480	4,486
Petrobras Global Finance Co. 5.999% 2028[4]	9,206	8,348
Petrobras Global Finance Co. 5.75% 2029	34,955	30,782
Petrobras Global Finance Co. 7.25% 2044	1,375	1,277
Petrobras Global Finance Co. 6.85% 2115	1,910	1,612
Petróleos Mexicanos 6.375% 2021	870	918
Petróleos Mexicanos 6.875% 2026	3,755	3,956
Petróleos Mexicanos 5.35% 2028[4]	28,870	27,398
Petróleos Mexicanos 6.75% 2047	29,221	27,848
Petróleos Mexicanos 6.35% 2048[4]	35,566	32,365
Phillips 66 Partners LP 3.605% 2025	1,350	1,289
Phillips 66 3.90% 2028	22,795	22,283
Phillips 66 Partners LP 3.55% 2026	580	543
Phillips 66 Partners LP 3.75% 2028	1,090	1,020
Phillips 66 Partners LP 4.68% 2045	205	193
Phillips 66 Partners LP 4.90% 2046	1,855	1,783
Plains All American Pipeline, LP 4.50% 2026	4,750	4,656
QEP Resources, Inc. 5.625% 2026	1,625	1,558
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,11]	1,692	1,637
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[4,11,12]	2,786	1,177
Range Resources Corp. 4.875% 2025	1,210	1,140
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,11]	1,505	1,541
Royal Dutch Shell PLC 3.75% 2046	965	898
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	925	968
Sabine Pass Liquefaction, LLC 6.25% 2022	4,200	4,521
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	14,000	14,864
Sabine Pass Liquefaction, LLC 5.75% 2024	12,100	12,935
Sabine Pass Liquefaction, LLC 5.625% 2025	21,875	23,293
Sabine Pass Liquefaction, LLC 5.875% 2026	31,250	33,556
Sabine Pass Liquefaction, LLC 5.00% 2027	5,125	5,210
Sabine Pass Liquefaction, LLC 4.20% 2028	4,540	4,373
Schlumberger BV 4.00% 2025[4]	21,390	21,346
Southwestern Energy Co. 4.10% 2022	5,275	5,064
Southwestern Energy Co. 6.45% 2025 (6.20% on 7/23/2018)[5]	2,955	2,903
The Bond Fund of America — Page 10 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
TC PipeLines, LP 4.375% 2025	$1,464	$1,449
Teekay Corp. 8.50% 2020	7,010	7,255
Tesoro Logistics LP 5.50% 2019	1,115	1,144
Tesoro Logistics LP 5.25% 2025	625	641
TransCanada Corp. 6.50% 2018	7,500	7,536
TransCanada PipeLines Ltd. 4.25% 2028	35,130	35,296
TransCanada PipeLines Ltd. 4.875% 2048	12,500	12,666
Transocean Inc. 5.80% 2022[5]	5,135	5,108
Transocean Inc. 9.00% 2023[4]	575	621
Transportadora de Gas Peru SA 4.25% 2028[4,11]	2,535	2,451
Valero Energy Partners LP 4.375% 2026	1,805	1,782
Western Gas Partners LP 2.60% 2018	515	515
Western Gas Partners LP 4.00% 2022	2,460	2,433
Western Gas Partners LP 3.95% 2025	2,040	1,926
Western Gas Partners LP 4.65% 2026	3,655	3,595
Western Gas Partners LP 4.50% 2028	510	492
Western Gas Partners LP 5.30% 2048	14,250	13,131
Williams Companies, Inc. 3.70% 2023	1,680	1,634
Williams Partners LP 4.50% 2023	3,200	3,251
Williams Partners LP 4.30% 2024	2,765	2,777
Williams Partners LP 4.00% 2025	3,666	3,587
Williams Partners LP 3.75% 2027	1,573	1,487
Williams Partners LP 5.10% 2045	2,800	2,774
Woodside Finance Ltd. 4.60% 2021[4]	9,565	9,796
YPF SA 8.50% 2025[4]	4,800	4,589
YPF SA 8.50% 2025	600	574
		1,397,524
Consumer discretionary 2.98%
Amazon.com, Inc. 2.40% 2023	14,845	14,312
Amazon.com, Inc. 2.80% 2024	10,545	10,068
Amazon.com, Inc. 3.15% 2027	38,070	36,620
Amazon.com, Inc. 3.875% 2037	550	538
Amazon.com, Inc. 4.05% 2047	25,600	25,140
American Honda Finance Corp. 1.65% 2021	10,625	10,170
American Honda Finance Corp. 2.60% 2022	3,000	2,925
American Honda Finance Corp. 3.50% 2028	3,000	2,942
Bayerische Motoren Werke AG 1.45% 2019[4]	14,700	14,445
Bayerische Motoren Werke AG 2.15% 2020[4]	2,000	1,968
Bayerische Motoren Werke AG 2.00% 2021[4]	2,000	1,932
Bayerische Motoren Werke AG 2.25% 2023[4]	3,900	3,636
Bayerische Motoren Werke AG 3.45% 2023[4]	27,650	27,369
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	14,181	14,179
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,579
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	8,000	7,490
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,990	5,433
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	24,630	23,094
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	7,239
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	18,380	16,737
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	20,895	20,285
Comcast Corp. 3.30% 2027	7,775	7,320
Comcast Corp. 3.15% 2028	8,250	7,634
Comcast Corp. 4.00% 2047	4,230	3,761
Comcast Corp. 4.00% 2048	23,730	20,940
The Bond Fund of America — Page 11 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.50% 2022[8,10,11]	$2,154	$2,145
Daimler AG 2.70% 2020[4]	3,500	3,454
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,700	7,698
DaimlerChrysler North America Holding Corp. 1.50% 2019[4]	4,500	4,435
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,315	2,277
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	11,925	11,415
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	1,500	1,450
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,227
Discovery Communications, Inc. 2.20% 2019	11,520	11,397
Discovery Communications, Inc. 2.95% 2023	5,580	5,340
Ford Motor Co. 4.346% 2026	2,000	1,959
Ford Motor Co. 4.75% 2043	2,500	2,167
Ford Motor Co. 5.291% 2046	32,490	30,244
Ford Motor Credit Co. 2.262% 2019	18,000	17,914
Ford Motor Credit Co. 2.343% 2020	40,545	39,502
Ford Motor Credit Co. 2.681% 2020	11,150	11,049
Ford Motor Credit Co. 3.157% 2020	31,410	31,231
Ford Motor Credit Co. 3.336% 2021	4,500	4,462
Ford Motor Credit Co. 3.47% 2021	11,750	11,685
Ford Motor Credit Co. 4.375% 2023	14,367	14,439
Ford Motor Credit Co. 3.815% 2027	9,236	8,561
General Motors Co. 4.875% 2023	20,000	20,578
General Motors Co. 4.35% 2025	10,110	9,976
General Motors Co. 5.00% 2035	2,000	1,898
General Motors Co. 6.75% 2046	1,000	1,111
General Motors Co. 5.40% 2048	15,950	15,185
General Motors Financial Co. 2.40% 2019	21,800	21,703
General Motors Financial Co. 3.10% 2019	6,000	6,006
General Motors Financial Co. 2.45% 2020	12,500	12,212
General Motors Financial Co. 3.70% 2020	13,435	13,509
General Motors Financial Co. 3.20% 2021	13,200	13,036
General Motors Financial Co. 3.15% 2022	21,800	21,206
General Motors Financial Co. 3.25% 2023	17,000	16,488
General Motors Financial Co. 3.70% 2023	14,500	14,257
General Motors Financial Co. 3.50% 2024	21,885	20,860
General Motors Financial Co. 3.95% 2024	10,000	9,795
General Motors Financial Co. 3.55% 2021	1,400	1,397
Grupo Televisa, SAB 6.625% 2040	5,200	5,707
Grupo Televisa, SAB 7.25% 2043	MXN25,290	935
Hyundai Capital America 2.00% 2019[4]	$1,085	1,071
Hyundai Capital America 2.55% 2020[4]	11,000	10,814
Hyundai Capital America 2.75% 2020[4]	10,906	10,730
Hyundai Capital America 3.45% 2021[4]	33,735	33,489
Hyundai Capital America 3.75% 2021[4]	20,000	19,990
Hyundai Capital America 3.10% 2022[4]	13,890	13,562
Hyundai Capital America 3.25% 2022[4]	35,725	34,778
Hyundai Capital Services Inc. 1.625% 2019[4]	6,150	6,032
Hyundai Capital Services Inc. 3.75% 2023[4]	4,900	4,827
Limited Brands, Inc. 5.25% 2028	14,855	13,221
Live Nation Entertainment, Inc. 5.625% 2026[4]	11,450	11,393
McDonald’s Corp. 2.625% 2022	8,270	8,109
McDonald’s Corp. 3.35% 2023	875	873
McDonald’s Corp. 3.50% 2027	1,250	1,221
McDonald’s Corp. 3.80% 2028	740	738
The Bond Fund of America — Page 12 of 42

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 4.875% 2045	$8,050	$8,484
McDonald’s Corp. 4.45% 2047	22,515	22,429
NBC Universal Enterprise, Inc. 5.25% 2049[4]	21,755	22,027
Neiman Marcus Group LTD Inc. 9.50% 2021 (100% PIK)[4,12]	6,285	4,211
Netflix, Inc. 5.875% 2028[4]	45,000	45,662
Newell Rubbermaid Inc. 3.15% 2021	8,399	8,326
Newell Rubbermaid Inc. 3.85% 2023	6,820	6,723
Nissan Motor Co., Ltd. 2.60% 2022[4]	15,570	14,956
Petsmart, Inc. 7.125% 2023[4]	4,900	3,314
Petsmart, Inc. 5.875% 2025[4]	3,975	3,071
Petsmart, Inc. 8.875% 2025[4]	2,650	1,756
S.A.C.I. Falabella 3.75% 2027[4]	8,295	7,685
Sirius XM Radio Inc. 5.00% 2027[4]	4,050	3,797
Starbucks Corp. 3.10% 2023	37,570	36,860
Starbucks Corp. 3.75% 2047	1,250	1,090
Thomson Reuters Corp. 4.30% 2023	9,425	9,625
Thomson Reuters Corp. 5.65% 2043	1,905	2,062
Time Warner Cable Inc. 6.75% 2018	11,650	11,650
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,909
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,660
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,163
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,285
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,465
Volkswagen International Finance NV 2.125% 2018[4]	1,500	1,497
WPP Finance 2010 3.75% 2024	1,000	967
		1,130,188
Utilities 2.93%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	1,055	1,124
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	2,110	2,074
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[4]	53,000	52,548
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[4]	8,375	8,370
Alliant Energy Corporation 3.25% 2024	7,500	7,318
Alliant Energy Finance LLC 3.75% 2023[4]	3,804	3,806
Alliant Energy Finance LLC 4.25% 2028[4]	3,804	3,809
American Electric Power Co., Inc. 2.95% 2022	1,631	1,589
American Electric Power Co., Inc. 3.20% 2027	19,438	18,196
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	8,443
Cemig Geracao e Transmissao SA 9.25% 2024[4]	885	903
Centerpoint Energy, Inc. 2.50% 2022	8,610	8,267
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	13,136
CMS Energy Corp. 6.25% 2020	21	22
CMS Energy Corp. 3.00% 2026	13,095	12,255
CMS Energy Corp. 3.45% 2027	3,757	3,592
CMS Energy Corp. 4.70% 2043	592	614
CMS Energy Corp. 4.875% 2044	571	604
Colbun SA 4.50% 2024	7,500	7,487
Colbun SA 4.50% 2024[4]	1,200	1,198
Colbun SA 3.95% 2027[4]	5,225	4,885
Comision Federal de Electricidad 4.875% 2024[4]	2,500	2,522
Comision Federal de Electricidad 4.75% 2027[4]	370	361
Commonwealth Edison Company 4.00% 2048	2,600	2,548
Consolidated Edison Co. of New York 4.50% 2058	21,349	21,258
Dominion Resources, Inc. 1.875% 2018[4]	8,700	8,667
The Bond Fund of America — Page 13 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Dominion Resources, Inc. 1.60% 2019	$3,210	$3,161
Dominion Resources, Inc. 2.962% 2019[5]	1,500	1,497
Dominion Resources, Inc. 2.579% 2020[5]	28,800	28,384
Duke Energy Corp. 3.95% 2023	821	831
Duke Energy Corp. 2.65% 2026	12,429	11,211
Duke Energy Florida, LLC 3.80% 2028	19,500	19,626
Duke Energy Florida, LLC 4.20% 2048	3,500	3,533
Edison International 2.40% 2022	1,200	1,145
EDP Finance BV 4.125% 2020[4]	22,061	22,283
EDP Finance BV 5.25% 2021[4]	3,500	3,614
EDP Finance BV 3.625% 2024[4]	49,650	47,651
Electricité de France SA 3.625% 2025[4]	1,000	980
Electricité de France SA 4.875% 2044[4]	1,250	1,269
Electricité de France SA 4.95% 2045[4]	750	771
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)[4,5]	4,750	4,654
Electricité de France SA 6.00% 2114	£300	514
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	$14,254	14,895
Emera US Finance LP 2.15% 2019	7,135	7,062
Emera US Finance LP 2.70% 2021	3,950	3,847
Emera US Finance LP 3.55% 2026	4,945	4,662
Emera US Finance LP 4.75% 2046	15,500	15,309
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,494
Enel Chile SA 4.875% 2028	12,287	12,404
Enel Finance International SA 2.875% 2022[4]	7,050	6,722
Enel Finance International SA 2.75% 2023[4]	28,450	26,496
Enel Finance International SA 3.625% 2027[4]	7,800	7,145
Enel Finance International SA 3.50% 2028[4]	21,400	19,260
Enel Finance International SA 6.00% 2039[4]	2,210	2,462
Enel Società per Azioni 8.75% 2073[4,5]	9,500	10,604
Entergy Corp. 2.95% 2026	16,906	15,464
Entergy Louisiana, LLC 3.30% 2022	668	658
Exelon Corp. 3.497% 2022[5]	28,500	28,217
Exelon Corp. 3.95% 2025	528	525
FirstEnergy Corp. 2.85% 2022	13,402	12,997
FirstEnergy Corp. 3.90% 2027	60,432	58,714
FirstEnergy Corp. 3.50% 2028[4]	9,645	9,162
FirstEnergy Corp. 4.10% 2028[4]	2,665	2,669
FirstEnergy Corp. 7.375% 2031	8,895	11,549
FirstEnergy Corp. 4.85% 2047	19,455	19,954
FirstEnergy Corp., Series B, 4.25% 2023	29,363	29,855
Great Plains Energy Inc. 3.65% 2025	1,101	1,089
Great Plains Energy Inc. 4.20% 2047	6,625	6,534
Great Plains Energy Inc. 4.20% 2048	8,555	8,437
Iberdrola Finance Ireland 5.00% 2019[4]	3,000	3,063
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,286
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	8,125
Mississippi Power Co. 5.55% 2019	4,300	4,366
Mississippi Power Co. 3.95% 2028	8,350	8,281
Mississippi Power Co. 4.25% 2042	29,539	28,404
National Grid Plc 3.15% 2027[4]	1,105	1,043
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	17,685	18,139
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	4,850	5,000
New York State Electric & Gas Corp. 3.25% 2026[4]	2,000	1,921
The Bond Fund of America — Page 14 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Niagara Mohawk Power Corp. 3.508% 2024[4]	$2,050	$2,050
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,106
NiSource Finance Corp. 2.65% 2022	2,875	2,781
Northern States Power Co. 5.25% 2035	2,156	2,434
NV Energy, Inc 6.25% 2020	3,000	3,205
Pacific Gas and Electric Co. 2.45% 2022	5,354	4,969
Pacific Gas and Electric Co. 3.25% 2023	16,500	15,767
Pacific Gas and Electric Co. 3.85% 2023	5,000	4,934
Pacific Gas and Electric Co. 3.40% 2024	4,356	4,076
Pacific Gas and Electric Co. 3.75% 2024	2,623	2,533
Pacific Gas and Electric Co. 3.50% 2025	8,769	8,193
Pacific Gas and Electric Co. 2.95% 2026	10,455	9,342
Pacific Gas and Electric Co. 3.30% 2027	25,275	22,731
Pacific Gas and Electric Co. 5.80% 2037	382	400
Pacific Gas and Electric Co. 6.35% 2038	552	596
Pacific Gas and Electric Co. 3.95% 2047	2,375	2,038
Pennsylvania Electric Co. 3.25% 2028[4]	12,415	11,594
Progress Energy, Inc. 7.05% 2019	3,100	3,189
Progress Energy, Inc. 7.00% 2031	3,517	4,497
Progress Energy, Inc. 7.75% 2031	1,075	1,434
Public Service Co. of Colorado 5.80% 2018	9,606	9,630
Public Service Co. of Colorado 4.10% 2048	1,501	1,512
Public Service Enterprise Group Inc. 1.60% 2019	9,650	9,441
Public Service Enterprise Group Inc. 1.90% 2021	2,035	1,969
Public Service Enterprise Group Inc. 2.00% 2021	19,325	18,392
Public Service Enterprise Group Inc. 2.65% 2022	36,495	35,158
Puget Energy, Inc. 6.50% 2020	10,821	11,594
Puget Energy, Inc. 6.00% 2021	8,821	9,440
Puget Energy, Inc. 5.625% 2022	21,391	22,701
SCANA Corp. 6.25% 2020	5,875	6,053
SCANA Corp. 4.75% 2021	11,990	12,118
SCANA Corp. 4.125% 2022	27,991	27,560
South Carolina Electric & Gas Co. 5.30% 2033	2,576	2,744
South Carolina Electric & Gas Co. 5.45% 2041	14,980	16,248
South Carolina Electric & Gas Co. 4.35% 2042	1,126	1,072
South Carolina Electric & Gas Co. 4.10% 2046	2,350	2,143
Southern California Edison Co., 1.845% 2022[11]	6,671	6,508
State Grid Overseas Investment Ltd. 3.50% 2027[4]	7,025	6,710
Tampa Electric Co. 2.60% 2022	1,200	1,155
Teco Finance, Inc. 5.15% 2020	13,042	13,404
Xcel Energy Inc. 4.70% 2020	15,451	15,788
Xcel Energy Inc. 3.30% 2025	3,094	2,997
Xcel Energy Inc. 4.00% 2028	3,163	3,168
		1,111,908
Consumer staples 2.59%
Altria Group, Inc. 2.95% 2023	6,500	6,325
Altria Group, Inc. 4.50% 2043	3,500	3,362
Altria Group, Inc. 5.375% 2044	3,105	3,362
Altria Group, Inc. 3.875% 2046	22,427	19,737
Anheuser-Busch InBev NV 3.50% 2024	7,475	7,446
Anheuser-Busch InBev NV 3.65% 2026	5,575	5,465
Anheuser-Busch InBev NV 4.00% 2028	2,000	1,999
Anheuser-Busch InBev NV 4.90% 2046	21,025	21,699
The Bond Fund of America — Page 15 of 42

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.60% 2048	$27,104	$26,682
B&G Foods, Inc. 5.25% 2025	2,445	2,310
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.53% 2025[8,10,11]	2,365	2,393
British American Tobacco International Finance PLC 2.75% 2020[4]	6,200	6,135
British American Tobacco International Finance PLC 3.50% 2022[4]	4,495	4,455
British American Tobacco PLC 2.297% 2020[4]	1,500	1,468
British American Tobacco PLC 2.764% 2022[4]	26,005	24,953
British American Tobacco PLC 3.222% 2024[4]	51,000	48,355
British American Tobacco PLC 3.557% 2027[4]	89,430	83,333
British American Tobacco PLC 4.39% 2037[4]	10,000	9,405
British American Tobacco PLC 4.54% 2047[4]	37,800	35,406
Church & Dwight Co., Inc. 3.15% 2027	7,000	6,505
Church & Dwight Co., Inc. 3.95% 2047	6,510	5,890
Coca-Cola Co. 2.20% 2022	9,250	8,981
Colgate-Palmolive Co. 2.25% 2022	11,750	11,381
Constellation Brands, Inc. 2.25% 2020	20,000	19,536
Constellation Brands, Inc. 2.65% 2022	27,770	26,652
Constellation Brands, Inc. 2.70% 2022	2,325	2,250
Constellation Brands, Inc. 3.20% 2023	12,958	12,618
Constellation Brands, Inc. 3.60% 2028	1,650	1,562
Constellation Brands, Inc. 4.10% 2048	9,000	8,034
Costco Wholesale Corp. 2.30% 2022	3,500	3,400
Costco Wholesale Corp. 2.75% 2024	17,280	16,741
Costco Wholesale Corp. 3.00% 2027	6,700	6,401
General Mills, Inc. 4.20% 2028	840	824
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,673	2,615
Kraft Heinz Co. 3.50% 2022	25	25
Maple Escrow 3.551% 2021[4]	11,130	11,147
Maple Escrow 4.057% 2023[4]	31,510	31,662
Maple Escrow 4.417% 2025[4]	13,828	13,915
Maple Escrow 4.597% 2028[4]	40,213	40,424
Maple Escrow 4.985% 2038[4]	9,601	9,686
Maple Escrow 5.085% 2048[4]	50,596	51,167
Molson Coors Brewing Co. 1.90% 2019	10,995	10,919
Molson Coors Brewing Co. 2.25% 2020	9,425	9,279
Molson Coors Brewing Co. 2.10% 2021	9,405	9,025
Molson Coors Brewing Co. 3.00% 2026	7,025	6,390
Molson Coors Brewing Co. 4.20% 2046	13,210	11,897
Mondelez International, Inc. 1.625% 2019[4]	21,400	21,037
Pernod Ricard SA 4.45% 2022[4]	16,825	17,309
Philip Morris International Inc. 2.50% 2022	22,000	21,112
Philip Morris International Inc. 4.25% 2044	9,490	9,005
Post Holdings, Inc. 5.625% 2028[4]	5,370	5,054
Procter & Gamble Co. 1.75% 2019	22,375	22,152
Reckitt Benckiser Group PLC 2.375% 2022[4]	10,935	10,458
Reckitt Benckiser Group PLC 2.75% 2024[4]	9,305	8,784
Reynolds American Inc. 3.25% 2020	12,135	12,116
Reynolds American Inc. 3.25% 2022	19,360	18,995
Reynolds American Inc. 4.00% 2022	2,040	2,054
Reynolds American Inc. 4.85% 2023	3,750	3,901
Reynolds American Inc. 4.45% 2025	19,995	20,124
Reynolds American Inc. 4.75% 2042	2,500	2,341
Reynolds American Inc. 5.85% 2045	7,695	8,439
Wal-Mart Stores, Inc. 1.75% 2019	2,500	2,474
The Bond Fund of America — Page 16 of 42

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 3.125% 2021	$7,500	$7,540
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,862
Wal-Mart Stores, Inc. 3.40% 2023	2,975	2,998
Wal-Mart Stores, Inc. 3.70% 2028	65,123	65,631
Wal-Mart Stores, Inc. 4.05% 2048	21,150	21,219
WM. Wrigley Jr. Co 3.375% 2020[4]	41,250	41,375
WM. Wrigley Jr. Co. 2.90% 2019[4]	2,800	2,793
		983,989
Industrials 0.93%
3M Co. 2.25% 2023	14,159	13,595
ABB Finance (USA) Inc. 2.875% 2022	1,000	982
Airbus Group SE 2.70% 2023[4]	885	855
Beacon Roofing Supply, Inc. 4.875% 2025[4]	11,000	10,230
Canadian National Railway Co. 3.20% 2046	1,480	1,274
Canadian National Railway Co. 3.65% 2048	1,265	1,182
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[11]	2,120	2,165
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[11]	171	171
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[11]	73	75
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[11]	1,408	1,514
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[11]	2,830	3,030
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[11]	3,396	3,561
Corporate Risk Holdings LLC 9.50% 2019[4]	3,315	3,468
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[4,6,7,12]	1,107	1,184
CSX Corp. 3.80% 2028	29,060	28,357
CSX Corp. 4.30% 2048	6,500	6,214
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[11]	1,014	1,083
ENA Norte Trust 4.95% 2028[4,11]	2,464	2,483
ERAC USA Finance Co. 2.70% 2023[4]	10,650	10,062
Euramax International, Inc. 12.00% 2020[4]	2,075	2,189
Fortive Corp. 2.35% 2021	3,550	3,443
General Dynamics Corp. 3.375% 2023	6,645	6,661
General Dynamics Corp. 3.50% 2025	8,025	8,021
General Dynamics Corp. 3.75% 2028	12,255	12,377
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,106
Hardwoods Acquisition Inc. 7.50% 2021[4]	5,780	5,390
Harris Corp. 2.70% 2020	3,010	2,985
Harris Corp. 3.832% 2025	1,890	1,855
Lima Metro Line Finance Ltd. 5.875% 2034[4,11]	3,167	3,239
Lockheed Martin Corp. 1.85% 2018	1,100	1,097
Lockheed Martin Corp. 2.50% 2020	2,705	2,670
Lockheed Martin Corp. 4.50% 2036	715	744
Lockheed Martin Corp. 4.70% 2046	5,435	5,775
Mexican Government 5.50% 2047[4]	2,200	1,971
Northrop Grumman Corp. 2.55% 2022	8,955	8,632
Northrop Grumman Corp., 2.93% 2025	15,040	14,297
Northrop Grumman Corp. 3.25% 2028	22,225	20,953
Pisces Parent, LLC 8.00% 2026[4]	7,290	7,048
Red de Carreteras de Occidente 9.00% 2028[11]	MXN61,570	2,997
Republic Services, Inc. 3.375% 2027	$14,760	14,011
Rockwell Collins, Inc. 2.80% 2022	8,510	8,297
Rockwell Collins, Inc. 3.20% 2024	9,105	8,779
Roper Technologies, Inc. 2.80% 2021	860	840
Siemens AG 1.70% 2021[4]	13,500	12,870
The Bond Fund of America — Page 17 of 42

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Siemens AG 2.70% 2022[4]	$29,620	$28,867
Siemens AG 2.90% 2022[4]	5,000	4,925
Siemens AG 2.35% 2026[4]	6,430	5,791
Union Pacific Corp. 3.95% 2028	17,310	17,421
Union Pacific Corp. 4.38% 2038	18,550	18,714
Union Pacific Corp. 4.50% 2048	3,665	3,713
United Technologies Corp. 2.30% 2022	11,675	11,218
United Technologies Corp. 3.125% 2027	12,000	11,165
		353,546
Real estate 0.92%
Alexandria Real Estate Equities, Inc. 2.75% 2020	4,815	4,777
Alexandria Real Estate Equities, Inc. 3.90% 2023	7,250	7,277
Alexandria Real Estate Equities, Inc. 3.95% 2028	970	933
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	754
American Campus Communities, Inc. 3.35% 2020	12,170	12,143
American Campus Communities, Inc. 3.75% 2023	15,060	14,991
American Campus Communities, Inc. 4.125% 2024	11,740	11,692
American Campus Communities, Inc. 3.625% 2027	19,765	18,543
American Tower Corp. 3.40% 2019	18,075	18,127
Brandywine Operating Partnership, LP 3.95% 2023	100	100
DCT Industrial Trust Inc. 4.50% 2023	10,282	10,661
EPR Properties 4.75% 2026	1,680	1,645
Essex Portfolio LP 3.625% 2022	4,370	4,352
Essex Portfolio LP 3.25% 2023	4,935	4,802
Essex Portfolio LP 3.875% 2024	5,500	5,465
Essex Portfolio LP 3.50% 2025	4,800	4,639
Hospitality Properties Trust 4.25% 2021	19,750	19,892
Hospitality Properties Trust 5.00% 2022	10,800	11,107
Hospitality Properties Trust 4.50% 2023	9,680	9,732
Hospitality Properties Trust 3.95% 2028	2,390	2,187
Howard Hughes Corp. 5.375% 2025[4]	6,200	6,099
Iron Mountain Inc. 4.875% 2027[4]	2,410	2,232
Iron Mountain Inc. 5.25% 2028[4]	10,840	10,086
iStar Inc. 4.625% 2020	2,690	2,656
Kimco Realty Corp. 6.875% 2019	4,000	4,176
Kimco Realty Corp. 3.40% 2022	14,595	14,384
Kimco Realty Corp. 3.125% 2023	3,175	3,052
Kimco Realty Corp. 2.70% 2024	16,980	15,785
Kimco Realty Corp. 3.30% 2025	5,000	4,743
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,087
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,697
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,021
Public Storage 3.094% 2027	990	932
Scentre Group 2.375% 2019[4]	810	800
Scentre Group 2.375% 2021[4]	11,410	11,036
Scentre Group 3.25% 2025[4]	10,655	10,047
Scentre Group 3.50% 2025[4]	5,750	5,548
Simon Property Group, LP 2.75% 2023	6,000	5,789
UDR, Inc. 3.50% 2028	2,905	2,743
WEA Finance LLC 2.70% 2019[4]	4,600	4,582
WEA Finance LLC 3.25% 2020[4]	37,665	37,601
The Bond Fund of America — Page 18 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 3.75% 2024[4]	$2,380	$2,352
Westfield Corp. Ltd. 3.15% 2022[4]	32,440	31,820
		348,087
Information technology 0.85%
Analog Devices, Inc. 2.50% 2021	1,090	1,057
Analog Devices, Inc. 3.125% 2023	7,385	7,176
Analog Devices, Inc. 3.50% 2026	6,350	6,065
Apple Inc. 2.25% 2021	13,250	13,024
Apple Inc. 2.90% 2027	5,000	4,706
Apple Inc. 3.00% 2027	3,000	2,853
Apple Inc. 3.20% 2027	1,025	990
Apple Inc. 3.35% 2027	8,085	7,901
Apple Inc. 3.75% 2047	250	235
Apple Inc. 4.25% 2047	5,000	5,079
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.355% 2021[8,10,11]	6,153	5,843
BMC Software, Inc. 8.125% 2021[4]	8,050	8,241
Broadcom Ltd. 3.00% 2022	58,000	56,447
Broadcom Ltd. 2.65% 2023	16,500	15,550
Broadcom Ltd. 3.625% 2024	42,625	41,297
Broadcom Ltd. 3.875% 2027	49,930	47,294
Broadcom Ltd. 3.50% 2028	11,275	10,284
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.844% 2025[8,10,11]	1,225	1,234
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.608% 2024[8,10,11]	1,475	1,528
Microsoft Corp. 1.55% 2021	3,975	3,816
Microsoft Corp. 3.30% 2027	1,030	1,018
Microsoft Corp. 3.70% 2046	1,250	1,216
Microsoft Corp. 4.25% 2047	2,125	2,258
Oracle Corp. 1.90% 2021	12,250	11,672
Oracle Corp. 4.00% 2046	4,200	3,969
Oracle Corp. 4.00% 2047	750	709
salesforce.com, inc. 3.70% 2028	19,700	19,575
Tencent Holdings Ltd. 2.985% 2023[4]	16,000	15,561
Tencent Holdings Ltd. 3.595% 2028[4]	10,000	9,468
Unisys Corp. 10.75% 2022[4]	3,325	3,741
Visa Inc. 2.15% 2022	4,535	4,348
VMware, Inc. 2.95% 2022	7,000	6,722
		320,877
Telecommunication services 0.68%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,196
AT&T Inc. 3.40% 2025	$40,440	38,090
AT&T Inc. 4.35% 2045	17,500	14,885
Deutsche Telekom International Finance BV 1.95% 2021[4]	5,000	4,770
Deutsche Telekom International Finance BV 2.82% 2022[4]	25,141	24,440
Deutsche Telekom International Finance BV 2.485% 2023[4]	4,325	4,037
Deutsche Telekom International Finance BV 3.60% 2027[4]	3,588	3,388
Deutsche Telekom International Finance BV 4.375% 2028[4]	16,642	16,537
Digicel Group Ltd. 6.00% 2021[4]	765	693
France Télécom 9.00% 2031[5]	2,300	3,162
Inmarsat PLC 6.50% 2024[4]	8,500	8,543
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.78% 2020 (100% PIK)[8,10,11,12]	1,922	1,597
Orange SA 2.75% 2019	3,230	3,228
SoftBank Group Corp. 3.36% 2023[4,11]	17,916	17,759
The Bond Fund of America — Page 19 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.50% 2033	$29,150	$28,318
Verizon Communications Inc. 4.125% 2046	9,800	8,397
Verizon Communications Inc. 4.862% 2046	13,272	12,720
Vodafone Group PLC 4.375% 2028	35,475	35,083
Vodafone Group PLC 5.25% 2048	30,200	30,243
		257,086
Materials 0.43%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5Y + 4.971% on 10/19/2020)[4,5]	5,940	6,227
CF Industries, Inc. 5.375% 2044	6,000	5,318
Chevron Phillips Chemical Company LLC 3.30% 2023[4]	7,410	7,360
Chevron Phillips Chemical Company LLC 3.70% 2028[4]	7,000	6,920
Consolidated Energy Finance SA 6.50% 2026[4]	7,960	7,890
CRH America, Inc. 3.875% 2025[4]	2,000	1,975
CRH America, Inc. 5.125% 2045[4]	2,000	2,056
Dow Chemical Co. 4.125% 2021	2,500	2,550
Dow Chemical Co. 4.625% 2044	1,100	1,085
First Quantum Minerals Ltd. 6.50% 2024[4]	11,500	11,126
First Quantum Minerals Ltd. 7.50% 2025[4]	3,000	2,972
First Quantum Minerals Ltd. 6.875% 2026[4]	3,600	3,456
Hexion Inc. 10.375% 2022[4]	5,000	4,925
Holcim Ltd. 5.15% 2023[4]	3,315	3,480
LSB Industries, Inc. 9.625% 2023[4]	4,025	4,070
LYB International Finance BV 3.50% 2027	2,250	2,113
LYB International Finance BV 4.875% 2044	400	400
LyondellBasell Industries NV 6.00% 2021	900	964
Mosaic Co. 4.05% 2027	6,220	5,953
Nova Chemicals Corp. 5.25% 2027[4]	7,500	7,008
Olin Corp. 5.125% 2027	1,975	1,926
Platform Specialty Products Corp. 5.875% 2025[4]	13,100	12,822
Praxair, Inc. 3.00% 2021	1,500	1,493
Sherwin-Williams Co. 2.75% 2022	9,585	9,286
Sherwin-Williams Co. 3.125% 2024	4,820	4,608
Sherwin-Williams Co. 3.45% 2027	25,960	24,549
Sherwin-Williams Co. 4.50% 2047	4,265	4,083
Tronox Ltd. 5.75% 2025[4]	1,325	1,290
Tronox Ltd. 6.50% 2026[4]	3,900	3,885
Vale SA 4.375% 2022	2,309	2,343
Vale SA 6.25% 2026	3,480	3,778
Vale SA 6.875% 2039	1,200	1,365
Warrior Met Coal, Inc. 8.00% 2024[4]	2,725	2,820
Westlake Chemical Corp. 4.375% 2047	1,465	1,354
		163,450
Total corporate bonds & notes		11,438,633
Mortgage-backed obligations 19.43% Federal agency mortgage-backed obligations 18.58%
Fannie Mae 5.50% 2023[11]	3,226	3,343
Fannie Mae 6.00% 2023[11]	97	101
Fannie Mae 4.50% 2024[11]	2,152	2,224
Fannie Mae 4.50% 2025[11]	2,533	2,618
Fannie Mae 4.50% 2025[11]	1,496	1,546
The Bond Fund of America — Page 20 of 42

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2025[11]	$1,377	$1,424
Fannie Mae 3.00% 2032[11]	45,067	44,828
Fannie Mae 6.50% 2032[11]	51	51
Fannie Mae 3.50% 2033[11,13]	101,077	102,172
Fannie Mae 3.50% 2033[11,13]	63,123	63,873
Fannie Mae 3.00% 2036[11]	25,985	25,647
Fannie Mae 3.00% 2036[11]	3,106	3,060
Fannie Mae 4.00% 2036[11]	4,620	4,774
Fannie Mae 4.00% 2036[11]	2,979	3,075
Fannie Mae 4.00% 2036[11]	2,937	3,031
Fannie Mae 4.00% 2036[11]	2,882	2,974
Fannie Mae 4.00% 2036[11]	1,266	1,307
Fannie Mae 7.00% 2036[11]	133	146
Fannie Mae 8.00% 2036[11]	183	202
Fannie Mae 3.00% 2037[11]	58,907	58,048
Fannie Mae 3.00% 2037[11]	33,658	33,220
Fannie Mae 4.00% 2037[11]	23,650	24,409
Fannie Mae 7.00% 2037[11]	162	171
Fannie Mae 7.00% 2037[11]	112	122
Fannie Mae 7.00% 2037[11]	92	95
Fannie Mae 7.00% 2037[11]	62	68
Fannie Mae 7.50% 2037[11]	111	115
Fannie Mae 7.50% 2037[11]	70	78
Fannie Mae 7.50% 2037[11]	62	63
Fannie Mae 7.50% 2037[11]	25	27
Fannie Mae 4.50% 2039[11]	8,194	8,621
Fannie Mae 4.00% 2040[11]	6,246	6,418
Fannie Mae 4.00% 2040[11]	6,085	6,252
Fannie Mae 4.00% 2040[11]	4,182	4,297
Fannie Mae 4.00% 2040[11]	1,223	1,257
Fannie Mae 4.00% 2040[11]	1,013	1,043
Fannie Mae 4.00% 2040[11]	328	337
Fannie Mae 4.50% 2040[11]	1,778	1,871
Fannie Mae 5.00% 2040[11]	750	806
Fannie Mae 4.00% 2041[11]	1,702	1,752
Fannie Mae 4.00% 2041[11]	1,654	1,691
Fannie Mae 4.00% 2041[11]	1,408	1,447
Fannie Mae 4.00% 2041[11]	1,008	1,038
Fannie Mae 4.00% 2041[11]	906	933
Fannie Mae 4.00% 2041[11]	454	467
Fannie Mae 4.50% 2041[11]	1,945	2,048
Fannie Mae 5.00% 2041[11]	4,027	4,287
Fannie Mae 5.00% 2041[11]	3,193	3,444
Fannie Mae 5.00% 2041[11]	2,087	2,250
Fannie Mae 5.00% 2041[11]	1,703	1,838
Fannie Mae 5.00% 2041[11]	1,267	1,368
Fannie Mae 4.00% 2042[11]	9,902	10,174
Fannie Mae 4.00% 2042[11]	9,435	9,706
Fannie Mae 4.00% 2042[11]	8,031	8,268
Fannie Mae 4.00% 2042[11]	2,692	2,771
Fannie Mae 4.00% 2042[11]	724	744
Fannie Mae 4.00% 2043[11]	24,323	24,990
Fannie Mae 4.00% 2043[11]	7,704	7,926
Fannie Mae 4.00% 2043[11]	5,134	5,265
The Bond Fund of America — Page 21 of 42

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2044[11]	$39,715	$39,828
Fannie Mae 4.00% 2044[11]	1,049	1,073
Fannie Mae 3.50% 2045[11]	13,788	13,764
Fannie Mae 4.00% 2045[11]	54,548	56,051
Fannie Mae 4.00% 2045[11]	14,411	14,797
Fannie Mae 4.00% 2045[11]	8,989	9,226
Fannie Mae 3.00% 2046[11]	5,040	4,890
Fannie Mae 3.00% 2046[11]	129	125
Fannie Mae 3.50% 2046[11]	45,535	45,454
Fannie Mae 3.50% 2046[11]	19,376	19,343
Fannie Mae 3.50% 2046[11]	13,968	13,944
Fannie Mae 3.50% 2046[11]	7,916	7,901
Fannie Mae 3.50% 2046[11]	1,077	1,075
Fannie Mae 4.00% 2046[11]	46,818	47,844
Fannie Mae 4.00% 2046[11]	34,164	34,867
Fannie Mae 4.00% 2046[11]	5,842	5,962
Fannie Mae 4.00% 2046[11]	5,513	5,650
Fannie Mae 4.50% 2046[11]	3,112	3,244
Fannie Mae 4.50% 2046[11]	1,354	1,391
Fannie Mae 4.50% 2046[11]	1,181	1,212
Fannie Mae 4.50% 2046[11]	1,128	1,176
Fannie Mae 4.50% 2046[11]	1,105	1,152
Fannie Mae 4.50% 2046[11]	779	813
Fannie Mae 4.50% 2046[11]	758	794
Fannie Mae 3.50% 2047[11]	159,227	158,773
Fannie Mae 4.00% 2047[11]	137,940	140,954
Fannie Mae 4.00% 2047[11]	43,637	44,565
Fannie Mae 4.00% 2047[11]	14,184	14,494
Fannie Mae 4.00% 2047[11]	10,907	11,144
Fannie Mae 4.00% 2047[11]	9,432	9,633
Fannie Mae 4.00% 2047[11]	7,096	7,251
Fannie Mae 4.00% 2047[11]	5,597	5,719
Fannie Mae 4.00% 2047[11]	4,622	4,723
Fannie Mae 4.50% 2047[11]	9,439	9,844
Fannie Mae 4.50% 2047[11]	7,219	7,538
Fannie Mae 4.50% 2047[11]	4,253	4,439
Fannie Mae 4.50% 2047[11]	4,130	4,244
Fannie Mae 4.50% 2047[11]	3,377	3,525
Fannie Mae 7.00% 2047[11]	49	54
Fannie Mae 7.00% 2047[11]	13	14
Fannie Mae 3.50% 2048[11,13]	136,980	136,305
Fannie Mae 3.50% 2048[11]	5,737	5,721
Fannie Mae 4.00% 2048[11,13]	425,865	433,550
Fannie Mae 4.00% 2048[11,13]	180,896	184,422
Fannie Mae 4.00% 2048[11,13]	119,630	121,681
Fannie Mae 4.50% 2048[11,13]	584,281	607,344
Fannie Mae 4.50% 2048[11,13]	531,628	551,782
Fannie Mae 4.50% 2048[11]	243,972	255,663
Fannie Mae 4.50% 2048[11]	179,015	187,579
Fannie Mae 4.50% 2048[11]	64,689	67,779
Fannie Mae 4.50% 2048[11,13]	21,476	22,364
Fannie Mae 4.50% 2048[11]	7,719	8,060
Fannie Mae 5.00% 2048[11]	28,698	30,469
Fannie Mae, Series 2001-4, Class NA, 9.178% 2025[8,11]	7	7
The Bond Fund of America — Page 22 of 42

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-4, Class GA, 9.224% 2025[8,11]	$15	$16
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[11]	580	577
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[11]	119	137
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[11]	981	1,033
Fannie Mae, Series 2001-20, Class E, 9.567% 2031[8,11]	3	3
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[11]	1,741	1,976
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[11]	362	401
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[11]	976	1,115
Fannie Mae, Series 2002-W1, Class 2A, 5.839% 2042[8,11]	1,307	1,420
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.568% 2026[8,11]	10	9
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[11]	996	864
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[11]	994	835
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[11]	325	281
Freddie Mac 4.50% 2030[11]	733	764
Freddie Mac 4.00% 2036[11]	36,209	37,326
Freddie Mac 4.00% 2036[11]	8,608	8,873
Freddie Mac 4.00% 2036[11]	2,603	2,683
Freddie Mac 3.00% 2037[11]	1,606	1,581
Freddie Mac 4.50% 2037[11]	3,459	3,618
Freddie Mac 5.50% 2037[11]	25	27
Freddie Mac 5.50% 2037[11]	7	7
Freddie Mac 7.00% 2037[11]	97	100
Freddie Mac 7.50% 2037[11]	111	122
Freddie Mac 5.50% 2038[11]	957	1,033
Freddie Mac 5.50% 2038[11]	373	403
Freddie Mac 5.50% 2038[11]	157	170
Freddie Mac 5.50% 2038[11]	98	106
Freddie Mac 4.50% 2039[11]	896	941
Freddie Mac 5.00% 2039[11]	6,669	7,126
Freddie Mac 5.50% 2039[11]	2,260	2,444
Freddie Mac 4.50% 2040[11]	16,327	17,180
Freddie Mac 5.50% 2040[11]	4	4
Freddie Mac 4.50% 2041[11]	6,849	7,187
Freddie Mac 4.50% 2041[11]	1,765	1,857
Freddie Mac 4.50% 2041[11]	954	1,001
Freddie Mac 4.50% 2041[11]	351	368
Freddie Mac 5.00% 2041[11]	5,333	5,702
Freddie Mac 5.00% 2041[11]	2,093	2,229
Freddie Mac 4.00% 2042[11]	7,002	7,200
Freddie Mac 4.00% 2043[11]	12,791	13,149
Freddie Mac 4.00% 2045[11]	32,937	33,869
Freddie Mac 4.00% 2045[11]	2,455	2,513
Freddie Mac 3.50% 2046[11]	30,833	30,731
Freddie Mac 3.50% 2046[11]	861	852
Freddie Mac 4.00% 2046[11]	8,603	8,805
Freddie Mac 4.00% 2046[11]	3,401	3,470
Freddie Mac 4.00% 2046[11]	893	916
Freddie Mac 4.50% 2046[11]	2,162	2,252
Freddie Mac 4.50% 2046[11]	917	963
Freddie Mac 4.50% 2046[11]	905	950
Freddie Mac 4.50% 2046[11]	816	851
Freddie Mac 4.50% 2046[11]	684	717
Freddie Mac 3.50% 2047[11]	69,178	68,868
Freddie Mac 3.50% 2047[11]	43,077	42,879
The Bond Fund of America — Page 23 of 42

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2047[11]	$29,025	$28,891
Freddie Mac 3.50% 2047[11]	23,955	23,841
Freddie Mac 3.50% 2047[11]	13,700	13,637
Freddie Mac 4.00% 2047[11]	33,388	34,085
Freddie Mac 4.00% 2047[11]	18,770	19,190
Freddie Mac 4.00% 2047[11]	17,574	17,955
Freddie Mac 4.00% 2047[11]	3,310	3,377
Freddie Mac 4.00% 2047[11]	1,703	1,740
Freddie Mac 4.00% 2047[11]	902	927
Freddie Mac 4.50% 2047[11]	7,453	7,769
Freddie Mac 4.50% 2047[11]	5,145	5,360
Freddie Mac 4.50% 2047[11]	5,078	5,292
Freddie Mac 4.50% 2047[11]	3,549	3,699
Freddie Mac 6.50% 2047[11]	197	212
Freddie Mac 3.50% 2048[11]	11,584	11,545
Freddie Mac 4.00% 2048[11,13]	129,508	131,779
Freddie Mac 4.00% 2048[11,13]	27,826	28,355
Freddie Mac 4.00% 2048[11]	19,180	19,611
Freddie Mac 4.00% 2048[11]	6,698	6,832
Freddie Mac 4.50% 2048[11,13]	389,601	404,769
Freddie Mac 4.50% 2048[11,13]	101,599	105,737
Freddie Mac 5.00% 2048[11]	3,123	3,318
Freddie Mac Pool #760014 2.978% 2045[8,11]	13,578	13,582
Freddie Mac, Series 2890, Class KT, 4.50% 2019[11]	90	90
Freddie Mac, Series 2122, Class QM, 6.25% 2029[11]	630	667
Freddie Mac, Series 3257, Class PA, 5.50% 2036[11]	6,397	7,013
Freddie Mac, Series 3286, Class JN, 5.50% 2037[11]	4,808	5,042
Freddie Mac, Series 3318, Class JT, 5.50% 2037[11]	2,580	2,707
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[11]	3,435	3,363
Freddie Mac, Series K036, Class A2, Multi Family, 3.53% 2023[11]	24,490	24,989
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[11]	13,500	13,429
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[11]	6,340	6,207
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[11]	6,730	6,630
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[8,11]	3,990	3,915
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[11]	3,400	3,360
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[8,11]	10,160	10,061
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[11]	11,085	11,107
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[11]	5,000	4,968
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[8,11]	20,285	20,646
Freddie Mac, Series K077, Class A2, Multi Family, 3.90% 2028	30,050	31,039
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[11]	23,705	24,560
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2049[11]	15,000	14,817
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[11]	675	586
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[11]	663	570
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[11]	544	495
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[11]	484	429
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[11]	12	10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[11]	65,208	63,310
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 2056[11]	24,319	23,992
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[8,11]	52,699	51,458
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]	61,112	59,652
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[11]	6,420	6,286
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[8,11]	18,285	17,825
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[11]	91,499	89,870
The Bond Fund of America — Page 24 of 42

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]	$14,145	$13,905
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[11]	15,121	15,785
Government National Mortgage Assn. 2.50% 2028[11]	2,218	2,180
Government National Mortgage Assn. 5.00% 2035[11]	490	517
Government National Mortgage Assn. 6.50% 2038[11]	204	226
Government National Mortgage Assn. 5.00% 2039[11]	671	705
Government National Mortgage Assn. 4.50% 2040[11]	1,580	1,662
Government National Mortgage Assn. 5.50% 2040[11]	4,395	4,796
Government National Mortgage Assn. 3.50% 2041[11]	20	20
Government National Mortgage Assn. 4.00% 2041[11]	181	188
Government National Mortgage Assn. 4.50% 2041[11]	9,657	10,078
Government National Mortgage Assn. 4.50% 2041[11]	1,078	1,123
Government National Mortgage Assn. 4.50% 2041[11]	795	828
Government National Mortgage Assn. 4.50% 2041[11]	505	528
Government National Mortgage Assn. 5.00% 2041[11]	3,699	3,890
Government National Mortgage Assn. 3.50% 2042[11]	675	669
Government National Mortgage Assn. 3.50% 2043[11]	2,222	2,232
Government National Mortgage Assn. 4.00% 2045[11]	322	332
Government National Mortgage Assn. 3.00% 2046[11]	54,674	53,803
Government National Mortgage Assn. 3.00% 2047[11]	38,654	37,842
Government National Mortgage Assn. 3.00% 2047[11]	13,772	13,482
Government National Mortgage Assn. 3.50% 2048[11,13]	157,000	157,564
Government National Mortgage Assn. 4.00% 2048[11,13]	345,488	354,038
Government National Mortgage Assn. 4.00% 2048[11,13]	266,912	273,121
Government National Mortgage Assn. 4.00% 2048[11]	36,192	37,134
Government National Mortgage Assn. 4.50% 2048[11,13]	247,121	256,470
Government National Mortgage Assn. 4.50% 2048[11,13]	186,254	193,621
Government National Mortgage Assn. 5.664% 2059[11]	1	1
Government National Mortgage Assn. 4.822% 2061[11]	169	170
Government National Mortgage Assn. 4.997% 2061[11]	54	55
Government National Mortgage Assn. 5.009% 2061[11]	69	71
Government National Mortgage Assn. 5.018% 2061[11]	142	143
Government National Mortgage Assn. 5.082% 2061[11]	558	566
Government National Mortgage Assn. 4.645% 2063[11]	277	279
Government National Mortgage Assn. 5.003% 2064[8,11]	203	206
Government National Mortgage Assn. 5.20% 2064[11]	18	18
Government National Mortgage Assn. 6.64% 2064[11]	11	12
Government National Mortgage Assn. 5.005% 2065[11]	351	357
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.373% 2020[8,11]	663	665
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.413% 2020[8,11]	533	534
		7,048,253
Collateralized mortgage-backed (privately originated) 0.73%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,8,11]	65,166	65,963
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 4.091% 2023[4,8,11]	191	192
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.041% 2024[8,11]	88	88
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 3.691% 2024[4,8,11]	316	318
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[11]	112	125
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[11]	13	15
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[11]	869	934
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[11]	14	15
The Bond Fund of America — Page 25 of 42

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.3207% 2027[4,6,8,11]	$11,219	$11,177
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.8401% 2027[4,6,8,11]	2,890	2,865
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 2027[4,8,11]	2,510	2,504
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[4,11]	21,682	21,745
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 5.491% 2023[8,11]	351	353
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.741% 2024[8,11]	1,426	1,446
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.291% 2024[8,11]	14,549	14,994
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 4.591% 2024[8,11]	1,445	1,452
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.041% 2025[8,11]	6,612	6,787
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 2057[4,8,11]	108	109
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[4,6,11]	7,745	7,719
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 2027[4,8,11]	13,091	13,056
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 2027[4,6,11]	3,355	3,316
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 2027[4,6,11]	2,265	2,247
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.760% 2028[4,11]	37,529	37,569
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 2028[4,11]	5,145	5,137
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,11]	23,904	24,180
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.891% 2050[4,8,11]	8,525	8,519
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 2.511% 2037[8,11]	10,369	9,132
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[4,8,11]	19,075	18,749
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.691% 2057[4,8,11]	11,354	11,393
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[4,11]	3,404	3,390
		275,489
Commercial mortgage-backed securities 0.12%
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.337% 2049[8,11]	2,219	2,218
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[4,11]	9,999	10,327
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[4,8,11]	4,000	4,150
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,11]	11,316	11,575
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[8,11]	1,741	1,741
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,11]	6,885	6,913
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[4,11]	4,950	5,128
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[4,8,11]	1,473	1,526
		43,578
Total mortgage-backed obligations		7,367,320
Asset-backed obligations 4.76%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,11]	14,075	13,958
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,11]	9,175	9,066
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[11]	4,002	3,995
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[11]	2,839	2,830
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[11]	30,675	30,671
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[11]	645	644
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[11]	5,000	4,921
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[11]	6,030	5,964
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[11]	4,645	4,642
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 3.369% 2025[4,8,11]	14,657	14,673
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[4,11]	1,414	1,419
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[4,11]	43	43
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 3.358% 2025[4,8,11]	29,637	29,673
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 3.289% 2026[4,8,11]	26,305	26,334
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[11]	1,536	1,520
The Bond Fund of America — Page 26 of 42

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[11]	$51,577	$51,560
Chase Issuance Trust, Series 2015-A7, Class A, 1.62% 2020[11]	8,900	8,897
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[11]	86,148	84,914
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 2021[11]	62,240	61,473
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 3.312% 2026[4,8,11]	16,450	16,467
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[11]	61,647	60,753
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 1.80% 2021[11]	36,770	36,326
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[11]	345,946	343,979
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, (1-month USD-LIBOR + 1.75%) 3.823% 2033[8,11]	37	37
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 2020[4,11]	3,073	3,066
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[4,11]	4,938	4,926
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 2020[4,11]	4,443	4,428
CPS Auto Receivables Trust, Series 2014-B, Class C, 3.23% 2020[4,11]	1,164	1,165
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[4,11]	11,765	11,749
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,11]	3,500	3,521
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,11]	2,395	2,419
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[4,11]	6,800	6,758
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 2.253% 2035[8,11]	2,696	2,618
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.213% 2037[8,11]	4,014	3,820
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.223% 2037[8,11]	6,022	5,807
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[4,11]	1,047	1,044
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 2020[11]	48,530	48,527
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[4,11]	22,850	22,860
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[4,11]	1,202	1,203
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[4,11]	484	484
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[4,11]	2,500	2,502
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,11]	1,624	1,626
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[4,11]	4,805	4,814
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[4,11]	3,088	3,102
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[11]	16,640	16,619
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[4,11]	12,725	12,729
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[4,11]	2,372	2,376
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[11]	5,250	5,240
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[4,11]	40,510	40,496
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 2020[4,11]	1,918	1,917
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 2020[4,11]	6,308	6,294
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[4,11]	3,583	3,581
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 2021[4,11]	1,572	1,570
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[4,11]	607	608
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[4,11]	6,875	6,853
Drivetime Auto Owner Trust, Series 2016-4A, Class C, 2.74% 2022[4,11]	1,910	1,909
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[4,11]	7,367	7,375
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[4,11]	2,438	2,445
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[4,11]	11,770	11,703
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[4,11]	9,000	8,969
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 3.328% 2025[4,8,11]	10,214	10,225
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,11]	5,557	5,525
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 2020[4,11]	7,142	7,187
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[4,11]	660	664
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 2021[4,11]	4,730	4,720
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[4,11]	19,237	19,136
The Bond Fund of America — Page 27 of 42

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[4,11]	$652	$650
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[4,11]	5,364	5,362
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 2021[4,11]	2,500	2,501
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 2021[4,11]	3,335	3,362
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[4,11]	1,000	1,016
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.53% 2021[4,11]	2,879	2,897
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[4,11]	11,825	11,696
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[4,11]	4,694	4,676
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[4,11]	3,470	3,453
Ford Credit Auto Owner Trust, Series 2017-A, Class A2A, 1.33% 2019[11]	30,439	30,382
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[4,11]	42,522	42,334
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[4,11]	14,293	14,186
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[4,11]	28,535	27,965
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 2029[4,11]	13,595	13,123
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,11]	61,205	60,306
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 2021[11]	4,621	4,567
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,11]	6,681	6,629
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[11]	765	752
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[11]	530	520
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 2022[4,11]	9,635	9,532
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 2022[4,11]	3,500	3,471
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 2.273% 2041[4,8,11]	1,371	1,344
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 2.273% 2041[4,8,11]	1,143	1,088
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[4,11]	5,667	5,661
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,11]	13,235	12,955
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 3.021% 2035[8,11]	3,150	3,163
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.251% 2037[8,11]	3,114	2,992
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[11]	111	112
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4, 5.27% 2040[11]	57	58
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5, 5.873% 2040[11]	188	190
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[4,11]	456	456
RAMP Trust, Series 2004-RS10, Class AI6, 4.55% 2034[11]	1	1
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 2.221% 2036[8,11]	462	440
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 2020[11]	4,236	4,234
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 2020[11]	3,245	3,247
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[11]	1,874	1,874
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[11]	6,333	6,330
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[11]	460	460
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[11]	4,980	4,962
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[11]	2,265	2,266
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[11]	6,145	6,151
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[11]	1,200	1,193
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[11]	14,545	14,447
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[11]	5,820	5,771
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[11]	7,310	7,319
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.110% 2023[8,11]	17,220	17,191
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.260% 2023[8,11]	19,736	19,839
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 3.460% 2023[8,11]	4,693	4,735
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.860% 2023[8,11]	27,803	28,359
The Bond Fund of America — Page 28 of 42

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.491% 2025[8,11]	$5,016	$4,948
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 2.791% 2029[8,11]	404	404
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[4,11]	2,520	2,477
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 3.378% 2025[4,8,11]	42,587	42,630
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,11]	2,381	2,364
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,11]	2,318	2,302
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,11]	6,780	6,919
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[11]	44,365	44,360
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[4,11]	6,827	6,730
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,11]	4,875	4,851
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[4,11]	2,000	1,970
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[4,11]	2,500	2,469
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[4,11]	7,852	7,728
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[4,11]	4,450	4,373
Voya CLO Ltd., Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 3.080% 2026[4,8,11]	8,340	8,314
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 3.298% 2026[4,8,11]	12,985	12,985
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 2019[4,11]	1,157	1,156
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[4,11]	8,588	8,578
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[4,11]	15,125	15,079
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[4,11]	49,225	49,237
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[4,11]	2,614	2,618
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[4,11]	3,000	2,988
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[4,11]	465	463
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 2022[11]	2,890	2,886
World Financial Network Credit Card Master Note Trust, Series 2012-C, Class A, 2.23% 2022[11]	2,330	2,328
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 2023[11]	1,225	1,207
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 2023[11]	10,866	10,775
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 2023[11]	7,890	7,838
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[11]	9,638	9,665
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[11]	231	231
		1,806,430
Bonds & notes of governments & government agencies outside the U.S. 2.69%
Argentine Republic 6.875% 2021	3,075	3,040
Argentine Republic 7.50% 2026	1,925	1,783
Argentine Republic 8.28% 2033[11,12]	4,984	4,685
Argentine Republic 0% 2035	25,700	1,516
Argentine Republic 6.875% 2048	13,230	10,028
Armenia (Republic of) 7.15% 2025[4]	4,810	5,053
Belarus (Republic of) 6.875% 2023[4]	775	804
Bermuda 4.854% 2024[4]	8,090	8,364
Brazil (Federative Republic of) 0% 2021	BRL20,000	3,916
Brazil (Federative Republic of) 10.00% 2025	4,332	1,053
Brazil (Federative Republic of) Global 5.625% 2047	$5,875	5,003
Brazil (Federative Republic of) 6.00% 2050[3]	BRL17,332	4,465
Brazil (Federative Republic of) 6.00% 2055[3]	31,512	8,121
Buenos Aires (City of) 8.95% 2021[11]	$1,000	1,027
Cote d’Ivoire (Republic of) 6.375% 2028[4,11]	7,275	6,878
Cote d’Ivoire (Republic of) 5.25% 2030[11]	€950	1,066
Dominican Republic 7.50% 2021[11]	$950	998
Dominican Republic 5.875% 2024[11]	1,640	1,684
Dominican Republic 5.50% 2025[4]	10,380	10,336
Dominican Republic 6.875% 2026[4]	4,300	4,573
The Bond Fund of America — Page 29 of 42

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 5.577% 2023[4]	$1,690	$1,606
Egypt (Arab Republic of) 7.50% 2027[4]	3,200	3,153
Egypt (Arab Republic of) 6.588% 2028[4]	1,610	1,484
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,115
Egypt (Arab Republic of) 8.50% 2047[4]	$2,245	2,182
FMS Wertmanagement 1.625% 2018	6,400	6,381
Guatemala (Republic of) 4.375% 2027	3,975	3,697
Honduras (Republic of) 8.75% 2020	4,175	4,529
Honduras (Republic of) 7.50% 2024[11]	3,330	3,566
Honduras (Republic of) 6.25% 2027[4]	1,400	1,410
India (Republic of) 7.80% 2021	INR980,600	14,335
India (Republic of) 8.83% 2023	387,200	5,866
India (Republic of) 8.60% 2028	1,015,200	15,291
India (Republic of) 7.61% 2030	1,833,000	25,710
India (Republic of) 7.88% 2030	1,667,000	23,899
Indonesia (Republic of) 3.75% 2022	$13,255	13,144
Indonesia (Republic of) 3.375% 2023	9,350	9,033
Iraq (Republic of) 5.80% 2028[11]	5,150	4,636
Italy (Republic of) 2.00% 2028	€58,500	64,552
Japan, Series 18, 0.10% 2024[3]	¥5,438,840	51,163
Japan, Series 20, 0.10% 2025[3]	8,568,000	81,141
Japan, Series 21, 0.10% 2026[3]	1,511,085	14,392
Japan, Series 22, 0.10% 2027[3]	2,222,704	21,240
Japan Bank for International Cooperation 2.125% 2020	$21,400	21,057
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.780% 2020[8]	23,448	23,577
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	2,090	2,028
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	615	573
Kazakhstan (Republic of) 5.125% 2025[4]	3,750	3,960
Kazakhstan (Republic of) 6.50% 2045[4]	2,250	2,657
Kenya (Republic of) 6.875% 2024[4]	6,425	6,360
Kenya (Republic of) 8.25% 2048[4]	330	310
Kuwait (State of) 2.75% 2022[4]	2,150	2,097
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	8,922
Morocco (Kingdom of) 4.25% 2022	5,400	5,403
Morocco (Kingdom of) 5.50% 2042	7,200	7,326
Nigeria (Republic of) 6.375% 2023	5,190	5,137
Pakistan (Islamic Republic of) 5.50% 2021[4]	2,335	2,176
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,128
Pakistan (Islamic Republic of) 6.875% 2027[4]	1,100	958
Panama (Republic of) 4.50% 2047[11]	1,290	1,255
Panama (Republic of) 4.50% 2050[11]	6,160	5,937
Paraguay (Republic of) 5.00% 2026	4,100	4,131
Paraguay (Republic of) 5.00% 2026[4]	1,575	1,587
Paraguay (Republic of) 4.70% 2027[4]	850	833
Paraguay (Republic of) 5.60% 2048[4]	1,980	1,926
Poland (Republic of) 3.25% 2026	6,600	6,383
Portuguese Republic 5.125% 2024	121,274	125,899
Portuguese Republic 4.10% 2045	€5,500	7,920
Qatar (State of) 3.875% 2023[4]	$19,400	19,422
Qatar (State of) 4.50% 2028[4]	35,115	35,505
Qatar (State of) 5.103% 2048[4]	15,050	15,038
Romania 5.125% 2048[4]	1,600	1,548
Saudi Arabia (Kingdom of) 2.375% 2021[4]	750	721
Saudi Arabia (Kingdom of) 2.875% 2023[4]	8,215	7,914
Saudi Arabia (Kingdom of) 4.00% 2025[4]	46,565	46,403
The Bond Fund of America — Page 30 of 42

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 3.25% 2026[4]	$3,170	$2,976
Saudi Arabia (Kingdom of) 3.625% 2028[4]	17,535	16,711
Saudi Arabia (Kingdom of) 4.625% 2047[4]	2,440	2,280
Saudi Arabia (Kingdom of) 5.00% 2049[4]	4,190	4,086
Senegal (Republic of) 4.75% 2028[11]	€3,300	3,602
Spain (Kingdom of) 2.70% 2048	12,400	15,070
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	$700	656
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	776
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	5,761
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]	955	874
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[4]	320	303
Swedish Export Credit Corp. 2.875% 2023 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5Y + 1.45% on 11/14/2018)[4,5]	9,000	8,946
Turkey (Republic of) 9.00% 2024	TRY11,025	1,752
Turkey (Republic of) 4.25% 2026	$7,700	6,598
Turkey (Republic of) 4.875% 2026	3,580	3,158
Turkey (Republic of) 8.00% 2034	1,250	1,312
Turkey (Republic of) 6.00% 2041	2,820	2,401
United Mexican States 4.00% 2023	4,000	4,019
United Mexican States 4.15% 2027	22,575	22,282
United Mexican States, Series M, 6.50% 2021	MXN55,000	2,684
United Mexican States, Series M20, 10.00% 2024	1,270,000	71,874
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	6,194
		1,019,324
Municipals 1.39% Illinois 0.84%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$54,315	52,361
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	3,645	3,506
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[4]	7,760	9,307
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	9,510	9,415
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	38,025	38,712
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[11]	168,425	159,657
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	717
G.O. Bonds, Series 2013-B, 3.65% 2020	2,570	2,562
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,238
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,113
G.O. Bonds, Series 2013-B, 4.91% 2027	1,800	1,688
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	2,600	2,759
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	844
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,284
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,754
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	2,250	2,334
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	1,230	1,269
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[11]	872	901
G.O. Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,142
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.51% 2050 (put 2025)[8]	6,275	6,216
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,465	1,535
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,330
		317,644
The Bond Fund of America — Page 31 of 42

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Bonds, notes & other debt instruments Municipals (continued) Washington 0.11%	Principal amount (000)	Value (000)
Motor Vehicle Fuel Tax G.O. Bonds, Series 2018-D, 5.00% 2043	$10,000	$11,591
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2042	26,290	30,496
		42,087
Michigan 0.06%
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,117
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	17,290	17,803
		23,920
Nevada 0.06%
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2043	19,500	22,604
New Jersey 0.05%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	7,500	7,658
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,364
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	8,500	4,589
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	4,600	2,359
		19,970
Massachusetts 0.05%
G.O. Bonds, Consolidated Loan, Series 2017-F, 5.00% 2044	14,100	16,255
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	1,095	1,128
		17,383
Tennessee 0.03%
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, Series 2015-A, 3.50% 2045	1,500	1,547
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	5,175	5,393
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,065	1,102
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	4,245	4,415
		12,457
Minnesota 0.03%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	6,275	6,540
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	825	856
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	3,920	4,023
		11,419
New York 0.02%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	4,250	1,205
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	12,600	2,725
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	8,400	1,744
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,530	2,594
		8,268
Texas 0.02%
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,820
The Bond Fund of America — Page 32 of 42

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Bonds, notes & other debt instruments Municipals (continued) South Carolina 0.02%	Principal amount (000)	Value (000)
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	$1,150	$1,205
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	5,095	5,294
		6,499
Wisconsin 0.02%
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,585	2,669
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	3,465	3,557
		6,226
Nebraska 0.02%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,495	1,534
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	4,395	4,521
		6,055
Maine 0.01%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	5,010	5,143
Ohio 0.01%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	5,000	5,021
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	4,620	4,751
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,625	3,688
Kentucky 0.01%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	2,010	2,067
Missouri 0.01%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,570	1,629
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,555	1,621
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,235	1,293
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,065	1,106
The Bond Fund of America — Page 33 of 42

unaudited
Bonds, notes & other debt instruments Municipals (continued) California 0.00%	Principal amount (000)	Value (000)
Dept. of Veterans Affairs, Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	$1,045	$1,045
		528,716
Total bonds, notes & other debt instruments (cost: $37,402,238,000)		36,877,377
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative[4]	6,250	4,219
Total preferred securities (cost: $5,820,000)		4,219
Common stocks 0.02% Information technology 0.02%
Corporate Risk Holdings I, Inc.[6,7,14,15]	188,850	5,784
Corporate Risk Holdings Corp.[6,7,14,15]	955	—
		5,784
Health care 0.00%
Rotech Healthcare Inc.[6,7,14,15]	342,069	684
Consumer discretionary 0.00%
Cumulus Media Inc., Class B6,14	22,271	373
Cumulus Media Inc., Class A6,14	18,327	307
		680
Industrials 0.00%
Ply Gem Parent, LLC, Class B6,7,14	457	46
Total common stocks (cost: $17,277,000)		7,194
Short-term securities 13.10%	Principal amount (000)
Apple Inc. 1.94%–2.05% due 7/24/2018–9/7/2018[4]	$75,000	74,754
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.94% due 7/2/2018	50,000	49,992
Chariot Funding, LLC 2.25% due 9/14/2018[4]	50,000	49,759
Chevron Corp. 2.01% due 8/27/2018[4]	50,000	49,833
Citibank, N.A. 2.30% due 7/10/2018	25,000	25,002
CRC Funding, LLC 2.25% due 9/11/2018[4]	50,000	49,775
Eli Lilly and Co. 1.91% due 7/9/2018[4]	50,000	49,973
ExxonMobil Corp. 1.89%–2.02% due 7/16/2018–9/21/2018	165,300	164,927
Fannie Mae 1.84% due 7/30/2018	50,000	49,931
Federal Home Loan Bank 1.79%–1.95% due 7/18/2018–10/5/2018	1,645,500	1,642,202
Freddie Mac 1.78%–1.82% due 7/18/2018–8/3/2018	150,000	149,806
Nigerian Treasury Bills 12.86%–16.91% due 7/5/2018–3/14/2019	NGN23,069,600	60,781
Société Générale 1.79% due 7/2/2018[4]	$264,700	264,660
Starbird Funding Corp. 1.95% due 7/2/2018[4]	20,000	19,997
The Bond Fund of America — Page 34 of 42

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Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 1.55%–2.00% due 7/5/2018–11/15/2018	$2,238,100	$2,232,353
United Parcel Service Inc. 1.88% due 7/2/2018[4]	35,000	34,995
Total short-term securities (cost: $4,968,424,000)		4,968,740
Total investment securities 110.37% (cost: $42,393,759,000)		41,857,530
Other assets less liabilities (10.37)%		(3,932,439)
Net assets 100.00%		$37,925,091
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 6/30/2018[17] (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
30 Day Federal Funds Futures	Long	1,200	April 2019	$500,040	$488,089	$(27)
90 Day Euro Dollar Futures	Long	5	December 2018	1,250	1,217	—[2]
90 Day Euro Dollar Futures	Long	400	June 2019	100,000	97,145	(491)
90 Day Euro Dollar Futures	Long	3,100	March 2021	775,000	751,983	382
2 Year U.S. Treasury Note Futures	Long	41,874	October 2018	8,374,800	8,870,091	(1,661)
5 Year Euro-Bobl Futures	Short	121	September 2018	(12,100)	(18,676)	(98)
5 Year U.S. Treasury Note Futures	Long	118,634	October 2018	11,863,400	13,478,862	65,263
10 Year Euro-Bund Futures	Long	262	September 2018	26,200	49,734	36
10 Year U.S. Treasury Note Futures	Long	12,989	September 2018	1,298,900	1,561,115	4,005
10 Year Ultra U.S. Treasury Note Futures	Short	1,505	September 2018	(150,500)	(192,993)	(1,110)
20 Year U.S. Treasury Bond Futures	Short	36	September 2018	(3,600)	(5,220)	(47)
30 Year Euro-Buxl Futures	Short	84	September 2018	(8,400)	(17,431)	(245)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,394	September 2018	139,400	222,430	1,609
						$67,616
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
USD20,764	SEK183,100	Goldman Sachs	7/9/2018	$306
USD3,645	BRL13,000	JPMorgan Chase	7/9/2018	295
USD1,235	MXN23,000	JPMorgan Chase	7/9/2018	79
MXN47,480	USD2,374	Goldman Sachs	7/9/2018	13
USD48,250	EUR41,300	Goldman Sachs	7/9/2018	(14)
JPY4,598,769	USD42,092	Goldman Sachs	7/9/2018	(528)
USD98,594	JPY10,770,000	JPMorgan Chase	7/10/2018	1,246
USD12,517	CAD16,275	JPMorgan Chase	7/10/2018	134
USD21,970	EUR18,700	Citibank	7/10/2018	115
USD10,660	JPY1,170,000	JPMorgan Chase	7/10/2018	85
USD498	GBP370	Citibank	7/10/2018	9
USD2,092	MXN42,821	Citibank	7/10/2018	(61)
USD13,003	MXN265,000	JPMorgan Chase	7/10/2018	(316)
CAD80,847	USD62,666	Goldman Sachs	7/10/2018	(1,156)
USD3,292	GBP2,450	Bank of America, N.A.	7/11/2018	57
USD18,023	BRL64,300	JPMorgan Chase	7/12/2018	1,459
USD79,648	INR5,367,850	JPMorgan Chase	7/12/2018	1,422
The Bond Fund of America — Page 35 of 42

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
USD22,045	ZAR291,000	Goldman Sachs	7/12/2018	$866
USD15,469	EUR13,125	JPMorgan Chase	7/12/2018	127
USD5,316	SGD7,100	Goldman Sachs	7/12/2018	103
CLP16,700,000	USD26,559	Bank of America, N.A.	7/12/2018	(999)
USD40,711	EUR34,500	JPMorgan Chase	7/16/2018	371
MXN100,200	USD4,838	Citibank	7/16/2018	193
USD14,731	GBP11,050	Bank of America, N.A.	7/18/2018	135
GBP2,750	USD3,618	Bank of New York Mellon	7/18/2018	15
GBP2,800	USD3,686	Bank of New York Mellon	7/18/2018	13
GBP2,800	USD3,698	JPMorgan Chase	7/18/2018	1
GBP2,700	USD3,566	Bank of New York Mellon	7/18/2018	1
AUD34,186	USD25,754	Morgan Stanley	7/18/2018	(453)
USD25,876	COP74,782,000	Citibank	7/19/2018	387
USD1,671	KRW1,800,000	Citibank	7/19/2018	55
USD7,276	INR499,350	Citibank	7/24/2018	10
EUR21,585	GBP18,925	Bank of New York Mellon	7/25/2018	249
USD14,447	SGD19,600	Citibank	7/25/2018	55
CAD5,432	USD4,084	JPMorgan Chase	7/25/2018	49
USD262	EUR225	JPMorgan Chase	7/25/2018	(1)
USD84	TRY405	Bank of America, N.A.	7/25/2018	(3)
USD9,211	AUD12,476	Bank of America, N.A.	7/25/2018	(23)
JPY816,191	USD7,433	Bank of America, N.A.	7/25/2018	(48)
GBP18,719	EUR21,350	Bank of New York Mellon	7/25/2018	(246)
USD49,884	MXN1,021,600	Goldman Sachs	7/25/2018	(1,341)
USD3,194	AUD4,300	Bank of America, N.A.	7/26/2018	11
USD29,984	EUR25,550	Citibank	7/27/2018	84
JPY2,318,000	USD21,064	Goldman Sachs	7/30/2018	(83)
USD23,841	GBP18,100	Goldman Sachs	7/31/2018	(82)
JPY3,381,918	USD30,698	Bank of New York Mellon	7/31/2018	(84)
USD26,865	EUR23,100	Goldman Sachs	7/31/2018	(176)
USD21,006	KRW23,375,000	JPMorgan Chase	8/3/2018	13
BRL14,250	USD3,687	JPMorgan Chase	8/3/2018	(25)
USD2,098	INR140,000	Citibank	9/24/2018	76
USD1,781	EUR1,405	Citibank	3/6/2019	106
USD1,171	EUR915	Goldman Sachs	3/8/2019	80
USD1,240	EUR980	Goldman Sachs	3/8/2019	72
USD1,206	EUR950	JPMorgan Chase	3/15/2019	73
USD1,347	EUR1,060	Goldman Sachs	4/12/2019	79
				$2,805
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.2975%	3-month Canada BA	7/5/2018	C$1,278,409	$(50)	$—	$(50)
1.38%	3-month Canada BA	7/13/2018	800,000	(70)	—	(70)
1.39%	3-month Canada BA	7/13/2018	825,000	(70)	—	(70)
1.54375%	3-month Canada BA	9/1/2018	697,500	(167)	—	(167)
The Bond Fund of America — Page 36 of 42

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.7475%	3-month Canada BA	9/11/2018	C$1,200,000	$35	$—	$35
1.76625%	3-month Canada BA	9/25/2018	208,000	11	—	11
1.9475%	U.S. EFFR	9/26/2018	$16,840,000	295	—	295
1.7725%	3-month Canada BA	9/26/2018	C$207,000	13	—	13
1.892%	U.S. EFFR	9/26/2018	$392,200	(27)	—	(27)
1.901%	U.S. EFFR	9/26/2018	670,000	(36)	—	(36)
1.882%	U.S. EFFR	9/26/2018	780,200	(65)	—	(65)
1.8975%	U.S. EFFR	9/26/2018	2,053,000	(123)	—	(123)
1.8935%	U.S. EFFR	9/26/2018	2,675,100	(177)	—	(177)
1.865%	U.S. EFFR	9/26/2018	2,007,300	(221)	—	(221)
1.745%	3-month Canada BA	9/27/2018	C$800,000	11	—	11
1.725%	3-month Canada BA	9/28/2018	800,000	(227)	—	(227)
7.48%	28-day MXN-TIIE	1/11/2019	MXN3,460,000	(702)	—	(702)
7.46%	28-day MXN-TIIE	1/24/2019	1,960,000	(430)	—	(430)
7.195%	28-day MXN-TIIE	4/15/2019	1,090,000	(447)	—	(447)
U.S. EFFR	2.385%	5/1/2019	$11,826,975	(660)	—	(660)
7.51%	28-day MXN-TIIE	5/30/2019	MXN1,550,000	(515)	—	(515)
1.337%	U.S. EFFR	6/8/2019	$118,000	(944)	—	(944)
1.367%	U.S. EFFR	6/12/2019	59,000	(460)	—	(460)
1.37%	U.S. EFFR	6/14/2019	59,000	(462)	—	(462)
1.962%	3-month Canada BA	6/27/2019	C$532,000	(296)	—	(296)
U.S. EFFR	2.335%	9/19/2019	$200,000	5	—	5
U.S. EFFR	2.358%	9/19/2019	300,000	(60)	—	(60)
1.615%	U.S. EFFR	11/2/2019	230,000	(1,867)	—	(1,867)
1.9185%	3-month USD-LIBOR	11/29/2019	75,000	(811)	—	(811)
1.963%	3-month USD-LIBOR	12/5/2019	60,000	(621)	—	(621)
3-month USD-LIBOR	2.107%	1/4/2020	110,000	1,006	—	1,006
1.905%	U.S. EFFR	1/11/2020	1,225,000	(7,062)	—	(7,062)
(0.223)%	EONIA	2/1/2020	€262,500	554	—	554
(0.122)%	6-month EURIBOR	2/1/2020	261,900	468	—	468
(0.2305)%	EONIA	2/2/2020	517,500	1,018	—	1,018
2.32475%	3-month USD-LIBOR	2/9/2020	$300,000	(1,987)	—	(1,987)
3-month USD-LIBOR	2.36%	2/13/2020	300,000	1,829	—	1,829
2.013%	U.S. EFFR	2/13/2020	1,075,000	(5,158)	—	(5,158)
U.S. EFFR	2.19%	3/29/2020	1,025,100	2,898	—	2,898
U.S. EFFR	2.2025%	3/29/2020	1,105,300	2,888	—	2,888
U.S. EFFR	2.165%	4/3/2020	1,210,800	4,026	—	4,026
2.55%	3-month USD-LIBOR	4/3/2020	931,400	(3,386)	—	(3,386)
U.S. EFFR	2.174%	4/4/2020	1,771,420	5,692	—	5,692
2.5725%	3-month USD-LIBOR	4/4/2020	1,676,373	(5,513)	—	(5,513)
U.S. EFFR	2.19%	4/6/2020	1,172,400	3,447	—	3,447
2.599%	3-month USD-LIBOR	4/6/2020	788,200	(2,234)	—	(2,234)
3-month USD-LIBOR	2.761%	4/27/2020	783,000	144	—	144
7.14%	28-day MXN-TIIE	4/29/2020	MXN2,118,400	(1,856)	—	(1,856)
3-month USD-LIBOR	2.75%	4/30/2020	$552,800	215	—	215
3-month USD-LIBOR	2.746%	5/1/2020	789,800	371	—	371
3-month USD-LIBOR	2.7515%	5/3/2020	784,900	317	—	317
7.84%	28-day MXN-TIIE	5/8/2020	MXN954,155	(254)	—	(254)
7.87%	28-day MXN-TIIE	5/8/2020	1,749,845	(420)	—	(420)
6.78%	28-day MXN-TIIE	7/6/2020	1,008,770	(1,282)	—	(1,282)
2.201%	3-month USD-LIBOR	1/4/2021	$75,000	(1,162)	—	(1,162)
3-month USD-LIBOR	2.624%	3/8/2021	770,000	4,404	—	4,404
3-month USD-LIBOR	2.1892%	8/13/2021	50,000	1,015	—	1,015
The Bond Fund of America — Page 37 of 42

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
3-month USD-LIBOR	1.217%	9/22/2021	$44,000	$2,248	$—	$2,248
3-month USD-LIBOR	1.225%	9/22/2021	44,000	2,237	—	2,237
3-month USD-LIBOR	1.2255%	9/23/2021	478,500	24,344	—	24,344
3-month USD-LIBOR	1.25%	9/23/2021	430,000	21,551	—	21,551
3-month USD-LIBOR	1.225%	9/23/2021	346,500	17,633	—	17,633
3-month USD-LIBOR	1.2796%	10/11/2021	345,000	17,247	—	17,247
3-month USD-LIBOR	1.883%	11/30/2021	115,000	3,716	—	3,716
1.967%	3-month USD-LIBOR	1/26/2022	50,000	(1,548)	—	(1,548)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	(1,038)	—	(1,038)
3-month USD-LIBOR	1.948%	7/28/2022	$630,000	22,503	—	22,503
2.80%	3-month USD-LIBOR	9/2/2022	785,000	(2,151)	—	(2,151)
2.009%	3-month USD-LIBOR	10/4/2022	272,000	(9,490)	—	(9,490)
3-month USD-LIBOR	2.138%	10/31/2022	103,000	3,111	—	3,111
2.1045%	3-month USD-LIBOR	10/31/2022	110,000	(3,473)	—	(3,473)
2.7435%	3-month USD-LIBOR	2/16/2023	224,000	(1,344)	—	(1,344)
2.7365%	3-month USD-LIBOR	2/20/2023	222,000	(1,403)	—	(1,403)
3-month USD-LIBOR	2.733%	3/8/2023	775,000	4,938	—	4,938
3-month USD-LIBOR	2.7454%	3/8/2023	725,000	4,224	—	4,224
3-month USD-LIBOR	2.749%	4/6/2023	180,900	1,060	—	1,060
3-month USD-LIBOR	2.8865%	4/23/2023	265,000	(74)	—	(74)
3-month USD-LIBOR	2.9415%	5/14/2023	65,000	(181)	—	(181)
2.5815%	U.S. EFFR	5/25/2023	459,000	1,692	—	1,692
3-month USD-LIBOR	2.7245%	5/31/2023	75,000	537	—	537
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(6,249)	—	(6,249)
2.186%	3-month USD-LIBOR	10/4/2023	130,000	(4,376)	—	(4,376)
2.031%	3-month USD-LIBOR	1/17/2024	80,000	(3,520)	—	(3,520)
2.296%	3-month USD-LIBOR	3/21/2024	125,000	(3,901)	—	(3,901)
3-month USD-LIBOR	2.12813%	10/3/2024	238,000	10,426	—	10,426
3-month USD-LIBOR	2.4595%	1/12/2025	132,100	3,420	—	3,420
3-month USD-LIBOR	2.585%	1/26/2025	184,500	3,411	—	3,411
3-month USD-LIBOR	2.588%	1/26/2025	86,000	1,574	—	1,574
2.768%	3-month USD-LIBOR	1/29/2025	230,000	(604)	—	(604)
2.561%	3-month USD-LIBOR	1/29/2025	134,800	(2,680)	—	(2,680)
3-month USD-LIBOR	2.72%	2/8/2025	200,000	2,098	—	2,098
2.722%	3-month USD-LIBOR	2/9/2025	207,000	(2,149)	—	(2,149)
3-month USD-LIBOR	2.7895%	2/12/2025	50,000	314	—	314
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(1,363)	—	(1,363)
2.8775%	3-month USD-LIBOR	3/23/2025	$162,300	(132)	—	(132)
2.59%	3-month USD-LIBOR	3/27/2025	130,000	(2,045)	—	(2,045)
2.524%	3-month USD-LIBOR	4/14/2025	123,000	(2,290)	—	(2,290)
2.2725%	3-month USD-LIBOR	6/8/2025	30,000	(889)	—	(889)
2.905%	3-month USD-LIBOR	6/21/2025	212,052	161	—	161
2.354%	3-month USD-LIBOR	9/25/2025	420,000	(10,763)	—	(10,763)
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(1,174)	—	(1,174)
6-month JPY-LIBOR	0.3822%	1/15/2026	5,100,000	(656)	—	(656)
3-month USD-LIBOR	1.8855%	1/25/2026	$150,000	10,427	—	10,427
2.738%	3-month USD-LIBOR	1/25/2026	24,000	(202)	—	(202)
6-month JPY-LIBOR	0.228%	2/8/2026	¥8,500,000	(189)	—	(189)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	(28)	—	(28)
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	(118)	—	(118)
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	(63)	—	(63)
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	(139)	—	(139)
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	(137)	—	(137)
The Bond Fund of America — Page 38 of 42

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
(0.00395)%	6-month JPY-LIBOR	6/17/2026	¥2,000,000	$(306)	$—	$(306)
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	(267)	—	(267)
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	(5)	—	(5)
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(260)	—	(260)
2.4805%	3-month USD-LIBOR	3/21/2027	$125,000	(4,173)	—	(4,173)
2.3335%	3-month USD-LIBOR	3/29/2027	112,000	(5,035)	—	(5,035)
2.333%	3-month USD-LIBOR	3/29/2027	150,000	(6,749)	—	(6,749)
28-day MXN-TIIE	7.47%	4/5/2027	MXN290,000	496	—	496
3-month USD-LIBOR	2.2225%	4/19/2027	$47,000	2,539	—	2,539
0.8153%	6-month EURIBOR	4/28/2027	€69,000	435	—	435
3-month SEK-STIBOR	1.125%	4/28/2027	SKr665,000	(854)	—	(854)
3-month USD-LIBOR	2.293%	5/3/2027	$54,000	2,632	—	2,632
28-day MXN-TIIE	7.625%	5/20/2027	MXN410,000	504	—	504
3-month USD-LIBOR	2.2935%	7/17/2027	$70,000	3,492	—	3,492
0.8518%	6-month EURIBOR	8/21/2027	€31,000	208	—	208
3-month SEK-STIBOR	1.215%	8/21/2027	SKr300,000	(554)	—	(554)
3-month USD-LIBOR	2.388%	10/31/2027	$200,000	8,725	—	8,725
3-month USD-LIBOR	2.399%	10/31/2027	3,000	128	—	128
2.415%	3-month USD-LIBOR	10/31/2027	45,000	(1,863)	—	(1,863)
U.S. EFFR	2.045%	11/2/2027	21,000	820	—	820
U.S. EFFR	2.042%	11/2/2027	20,000	786	—	786
3-month USD-LIBOR	2.31934%	11/17/2027	138,500	6,886	—	6,886
3-month USD-LIBOR	2.31613%	11/17/2027	129,500	6,473	—	6,473
28-day MXN-TIIE	7.865%	12/8/2027	MXN560,000	295	—	295
28-day MXN-TIIE	7.93%	12/9/2027	565,000	170	—	170
3-month USD-LIBOR	2.446%	1/8/2028	$42,000	1,676	—	1,676
2.925%	3-month USD-LIBOR	2/1/2028	71,100	(111)	—	(111)
2.91%	3-month USD-LIBOR	2/1/2028	88,800	(194)	—	(194)
2.908%	3-month USD-LIBOR	2/1/2028	88,900	(202)	—	(202)
2.92%	3-month USD-LIBOR	2/2/2028	67,200	(119)	—	(119)
3-month USD-LIBOR	2.91%	2/22/2028	31,000	31	—	31
3-month USD-LIBOR	2.891%	3/9/2028	45,000	115	—	115
U.S. EFFR	2.5065%	3/22/2028	203,000	283	—	283
U.S. EFFR	2.535%	3/23/2028	156,100	(167)	—	(167)
U.S. EFFR	2.471%	3/27/2028	190,100	854	—	854
U.S. EFFR	2.4575%	3/29/2028	224,497	1,274	—	1,274
U.S. EFFR	2.424%	3/30/2028	189,960	1,630	—	1,630
U.S. EFFR	2.412%	4/5/2028	86,343	835	—	835
1.561%	6-month GBP-LIBOR	6/21/2028	£101,680	473	—	473
6-month GBP-LIBOR	1.5282%	6/29/2028	24,000	—	—	—
6-month GBP-LIBOR	1.5262%	6/29/2028	24,000	—	—	—
6-month GBP-LIBOR	1.5272%	6/29/2028	24,000	—	—	—
6-month GBP-LIBOR	1.5302%	6/29/2028	24,000	—	—	—
3-month USD-LIBOR	2.413%	10/4/2028	$61,000	2,829	—	2,829
3-month USD-LIBOR	2.7315%	3/27/2030	30,000	626	—	626
3-month USD-LIBOR	2.679%	4/14/2030	65,500	1,655	—	1,655
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(327)	—	(327)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	8,635	—	8,635
3-month USD-LIBOR	1.87%	8/18/2031	57,000	5,145	—	5,145
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	530	—	530
2.523%	3-month USD-LIBOR	12/8/2035	5,000	(307)	—	(307)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	(160)	—	(160)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	171	—	171
The Bond Fund of America — Page 39 of 42

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
3-month USD-LIBOR	2.963%	2/1/2038	$53,100	$168	$—	$168
3-month USD-LIBOR	2.986%	2/1/2038	43,100	69	—	69
3-month USD-LIBOR	2.967%	2/2/2038	41,500	120	—	120
2.987%	3-month USD-LIBOR	2/7/2038	37,000	149	—	149
3.193%	3-month USD-LIBOR	5/21/2038	45,000	1,635	—	1,635
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	2,298	—	2,298
3-month USD-LIBOR	2.516%	10/20/2045	42,000	3,489	—	3,489
3-month USD-LIBOR	2.525%	10/20/2045	28,000	2,277	—	2,277
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	3,202	—	3,202
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	8,907	—	8,907
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	957	—	957
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	746	—	746
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	3,081	—	3,081
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	1,567	—	1,567
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	(260)	—	(260)
3-month USD-LIBOR	2.537%	10/4/2047	19,500	1,588	—	1,588
U.S. EFFR	2.166%	10/23/2047	55,000	3,383	—	3,383
2.60%	3-month USD-LIBOR	11/3/2047	23,500	(1,612)	—	(1,612)
U.S. EFFR	2.172%	11/8/2047	30,000	1,808	—	1,808
U.S. EFFR	2.145%	11/9/2047	33,500	2,208	—	2,208
U.S. EFFR	2.153%	11/10/2047	33,500	2,151	—	2,151
U.S. EFFR	2.155%	11/10/2047	18,850	1,203	—	1,203
U.S. EFFR	2.17%	11/13/2047	34,150	2,073	—	2,073
3-month USD-LIBOR	2.78875%	1/23/2048	140,000	4,142	—	4,142
3-month USD-LIBOR	2.816%	1/23/2048	29,900	716	—	716
U.S. EFFR	2.5635%	2/12/2048	135,836	(2,896)	—	(2,896)
2.98%	3-month USD-LIBOR	3/15/2048	8,400	86	—	86
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	56	—	56
U.S. EFFR	2.4615%	3/15/2048	8,400	1	—	1
U.S. EFFR	2.485%	3/15/2048	8,400	(40)	—	(40)
U.S. EFFR	2.425%	3/16/2048	16,700	131	—	131
2.917%	3-month USD-LIBOR	3/16/2048	16,700	(47)	—	(47)
U.S. EFFR	2.508%	3/22/2048	10,000	(96)	—	(96)
U.S. EFFR	2.505%	3/22/2048	14,700	(131)	—	(131)
U.S. EFFR	2.51375%	3/22/2048	16,300	(176)	—	(176)
2.936%	3-month USD-LIBOR	3/27/2048	17,500	21	—	21
U.S. EFFR	2.484%	3/27/2048	16,075	(73)	—	(73)
3-month USD-LIBOR	2.848%	4/3/2048	65,000	1,119	—	1,119
3-month USD-LIBOR	2.8245%	4/4/2048	24,650	545	—	545
U.S. EFFR	2.40875%	4/13/2048	61,900	699	—	699
2.9075%	3-month USD-LIBOR	4/16/2048	13,500	(64)	—	(64)
U.S. EFFR	2.425%	4/17/2048	5,000	39	—	39
U.S. EFFR	2.43625%	4/19/2048	60,300	333	—	333
U.S. EFFR	2.437%	4/20/2048	12,000	64	—	64
3-month USD-LIBOR	3.0155%	5/9/2048	24,650	(439)	—	(439)
3-month USD-LIBOR	3.0745%	5/17/2048	27,000	(816)	—	(816)
U.S. EFFR	2.625%	5/25/2048	104,000	(3,557)	—	(3,557)
U.S. EFFR	2.445%	6/4/2048	31,400	118	—	118
					$—	$165,983
The Bond Fund of America — Page 40 of 42

unaudited
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
CDX.NA.HY.25	5.00%/Quarterly	12/20/2020	$31,680	$(2,066)	$(816)	$(1,250)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	84,600	(5,194)	(5,772)	578
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	379,450	(21,801)	(25,425)	3,624
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	1,110,285	(16,426)	(19,656)	3,230
					$(51,669)	$6,182
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $465,268,000, which represented 1.23% of the net assets of the fund.
[2]	Amount less than one thousand.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,705,429,000, which represented 12.41% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $47,376,000, which represented .12% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Coupon rate may change periodically.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $22,366,000, which represented .06% of the net assets of the fund.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Corporate Risk Holdings I, Inc.	8/31/2015	$2,098	$5,784.02%
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Rotech Healthcare Inc.	9/26/2013	12,646	684.00
Total private placement securities		$14,744	$6,468.02%

The Bond Fund of America — Page 41 of 42

unaudited
Key to abbreviations and symbols
AUD = Australian dollars
BRL = Brazilian reais
CAD/C$ = Canadian dollars
CLP = Chilean pesos
COP = Colombian pesos
EFFR = Effective Federal Funds Rate
EONIA = Euro Overnight Index Average
EUR/€ = Euros
GBP = British pounds
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NGN = Nigerian naira
SEK/SKr = Swedish kronor
SGD = Singapore dollars
TRY = Turkish lira
USD/$ = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-008-0818O-S66050	The Bond Fund of America — Page 42 of 42

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the The Bond Fund of America’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The Bond Fund of America’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2018